1933 Act No. 333-37433
                                                       1940 Act No. 811-07246



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 3                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 3                                                        [X]


                          EVERGREEN FIXED INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on August 31, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN FIXED INCOME TRUST

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 3
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 3 to Registrant's Registration Statement No. 333-37433/811-07246 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

      Prospectuses for Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen Diversified Bond Fund and Evergreen High Yield Bond Fund
                              are contained herein.

  Prospectuses for the following funds are contained in Registration Statement
      No. 333-37433/811-07246 filed on December 12, 1997: Evergreen Capital Preservation and Income Fund, Evergreen Intermediate-Term Government Securities
                Fund and Evergreen Short-Intermediate Bond Fund.

     Prospectuses for Evergreen Intermediate Term Bond Fund are contained in Registration Statement No. 333-37433/811-07246 filed on November 10, 1997.


                                     PART B
                                     ------

     Statement of Additional Information for Evergreen U.S. Government Fund,
      Evergreen Strategic Income Fund, Evergreen Diversified Bond Fund and
               Evergreen High Yield Bond Fund is contained herein.

   Statement of Additional Information for the following funds is contained in
    Registration Statement No. 333-37433/811-07246 filed on December 12, 1997:
   Evergreen Captial Preservation and Income Fund, Evergreen Intermediate-Term
       Government Securities Fund, Evergreen Short-Intermediate Bond Fund.

  Statement of Additional Information for Evergreen Intermediate Term Bond Fund
     is contained in Registration Statement No. 333-37433/811-07246 filed on
                               November 10, 1997.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                              Management Services

                                  Undertakings

                                   Signatures

                          EVERGREEN FIXED INCOME TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.
Part A                                            Location in Prospectus(es)
------                                            --------------------------

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Performance Data

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Cover Page; Description of the Funds; Investment Objectives
                                                  and Policies; Investment Practices and Restrictions; General Information

Item 5.   Management of the Fund                  Organization and Service Providers; Expenses

Item 6.   Capital Stock and Other Securities      Description of the Funds; Dividends, Distributions and Taxes; General Information;
                                                  Shareholder Services

Item 7.   Purchase of Securities Being Offered    Dividends, Distributions and Taxes; How to Buy Shares; Exchange Privilege;
                                                  Shareholders Services

Item 8.   Redemption or Repurchase                How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information
------                                            ------------------------
Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      Fund Investments; Appendix

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Additional Information; Distribution Plans and Agreements; Expenses; Investment
                                                  Advisors; Principal Underwriter; Additional Service Providers

Item 17.  Brokerage Allocation                    Brokerage

Item 18.  Capital Stock and Other Securities      Trust Organization

Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and Pricing of Shares; Distribution Plans and Agreements;
          Securities Being Offered                Additional Information

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Performance

Item 23.  Financial Statements                    Financial Statements

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          EVERGREEN FIXED INCOME TRUST

                                     PART A

                                  PROSPECTUSES

-------------------------------------------------------------------------------
PROSPECTUS                                                    September 1, 1998
-------------------------------------------------------------------------------

EVERGREEN LONG TERM BOND FUNDS            [LOGO OF EVERGREEN FUNDS APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN U.S. GOVERNMENT FUND
EVERGREEN STRATEGIC INCOME FUND
EVERGREEN HIGH YIELD BOND FUND
EVERGREEN DIVERSIFIED BOND FUND
(EACH A "FUND;" TOGETHER, THE "FUNDS")

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Funds are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income. This prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is a diversified series of an open-end, management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated September 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS


EXPENSE INFORMATION.......................    3
FINANCIAL HIGHLIGHTS......................    5
DESCRIPTION OF THE FUNDS
   Investment Objectives and Policies.....   11
   Investment Practices and Restrictions..   14
ORGANIZATION AND SERVICE PROVIDERS
   Organization...........................   22
   Service Providers......................   22
   Distribution Plans and Agreements......   23

PURCHASE AND REDEMPTION OF SHARES
   How to Buy Shares......................   24
   How to Redeem Shares...................   28
   Exchange Privilege.....................   29
   Shareholder Services...................   30
   Banking Laws...........................   31
OTHER INFORMATION
   Dividends, Distributions and Taxes.....   31
   General Information....................   32

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

                                                  CLASS A   CLASS B   CLASS C
                                                  SHARES    SHARES    SHARES
                                                  -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a
 % of offering price)                              4.75%      None      None
Maximum Contingent Deferred Sales Charge (as a %
 of original purchase price or
 redemption proceeds, whichever is lower)           None(1)  5.00%(2)  1.00%(2)

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show the Funds' actual annual operating expenses for the fiscal year ended April 30, 1998 for EVERGREEN U.S. GOVERNMENT FUND and estimated annual operating expenses for the fiscal year ending April 30, 1999 for EVERGREEN DIVERSIFIED BOND FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN STRATEGIC INCOME FUND. The examples show what expenses you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers."

EVERGREEN U.S. GOVERNMENT FUND

                                                       EXAMPLES
                                                       --------
                                        ASSUMING REDEMPTION AT    ASSUMING NO
                                             END OF PERIOD        REDEMPTION
                                        ----------------------- ---------------
                                        CLASS A CLASS B CLASS C CLASS B CLASS C
                                        ------- ------- ------- ------- -------
                        After 1 Year     $ 58    $ 68    $ 28    $ 18    $ 18
                        After 3 Years    $ 79    $ 86    $ 56    $ 56    $ 56
                        After 5 Years    $102    $116    $ 96    $ 96    $ 96
                        After 10 Years   $167    $180    $209    $180    $209

                 ANNUAL OPERATING EXPENSES
                 --------------------------------
                 CLASS A     CLASS B     CLASS C
                 --------    --------    --------
Management Fees        .50%        .50%        .50%
12b-1 Fees(3)          .25%       1.00%       1.00%
Other Expenses         .28%        .28%        .28%
                  --------    --------    --------
Total                 1.03%       1.78%       1.78%
                  ========    ========    ========


EVERGREEN STRATEGIC INCOME FUND

                                                       EXAMPLES
                                                       --------
                                        ASSUMING REDEMPTION AT    ASSUMING NO
                                             END OF PERIOD        REDEMPTION
                                        ----------------------- ---------------
                                        CLASS A CLASS B CLASS C CLASS B CLASS C
                                        ------- ------- ------- ------- -------
                        After 1 Year     $ 60    $ 70    $ 30    $ 20    $ 20
                        After 3 Years    $ 86    $ 93    $ 63    $ 63    $ 63
                        After 5 Years    $113    $128    $108    $108    $108
                        After 10 Years   $193    $205    $234    $205    $234

                 ANNUAL OPERATING EXPENSES
                 --------------------------------
                 CLASS A     CLASS B     CLASS C
                 --------    --------    --------
Management Fees        .63%        .63%        .63%
12b-1 Fees(3)          .25%       1.00%       1.00%
Other Expenses         .38%        .38%        .38%
                  --------    --------    --------
Total                 1.26%       2.01%       2.01%
                  ========    ========    ========

EVERGREEN HIGH YIELD BOND FUND

                                                             EXAMPLES

                 ANNUAL OPERATING EXPENSES
                 --------------------------------
                 CLASS A     CLASS B     CLASS C
                 --------    --------    --------
Management Fees        .57%        .57%        .57%
12b-1 Fees(3)          .25%       1.00%       1.00%
Other Expenses         .36%        .36%        .36%
                  --------    --------    --------
Total                 1.18%       1.93%       1.93%
                  ========    ========    ========

                ASSUMING REDEMPTION AT    ASSUMING NO
                     END OF PERIOD        REDEMPTION
                ----------------------- ---------------
                CLASS A CLASS B CLASS C CLASS B CLASS C
                ------- ------- ------- ------- -------
After 1 Year     $ 59    $ 70    $ 30    $ 20    $ 20
After 3 Years    $ 83    $ 91    $ 61    $ 61    $ 61
After 5 Years    $109    $124    $104    $104    $104
After 10 Years   $184    $197    $225    $197    $225


EVERGREEN DIVERSIFIED BOND FUND

                                                             EXAMPLES

                 ANNUAL OPERATING EXPENSES
                 --------------------------------
                 CLASS A     CLASS B     CLASS C
                 --------    --------    --------
Management Fees        .56%        .56%        .56%
12b-1 Fees(3)          .25%       1.00%       1.00%
Other Expenses         .36%        .36%        .36%
                  --------    --------    --------
Total                 1.17%       1.92%       1.92%
                  ========    ========    ========

                ASSUMING REDEMPTION AT    ASSUMING NO
                     END OF PERIOD        REDEMPTION
                ----------------------- ---------------
                CLASS A CLASS B CLASS C CLASS B CLASS C
                ------- ------- ------- ------- -------
After 1 Year     $ 59    $ 70    $ 30    $ 20    $ 20
After 3 Years    $ 83    $ 90    $ 60    $ 60    $ 60
After 5 Years    $109    $124    $104    $104    $104
After 10 Years   $183    $196    $224    $196    $224

-------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.

(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.

(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of a Fund, if shorter, has been audited by KPMG Peat Marwick LLP, the Funds' independent auditors. The tables appear in the Funds' Annual Report to shareholders and should be read in conjunction with each Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Funds' Annual Report to shareholders. The Funds' financial statements, related notes, and independent auditors' report are incorporated by reference into the Funds' SAI.

     Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.

EVERGREEN U.S. GOVERNMENT FUND -- CLASS A SHARES

                                                                                           JANUARY 11, 1993
                                     TEN MONTHS               SIX MONTHS                   (COMMENCEMENT OF
                          YEAR ENDED   ENDED       YEAR ENDED   ENDED        YEAR ENDED  CLASS OPERATIONS) TO
                          APRIL 30,  APRIL 30,      JUNE 30,   JUNE 30,     DECEMBER 31,     DECEMBER 31,
                             1998     1997(D)         1996     1995 (C)         1994             1993
                          ---------- ----------    ---------- ----------    ------------ --------------------
NET ASSET VALUE
 BEGINNING OF YEAR......     $9.39      $9.42         $9.65      $9.07         $10.05           $10.00
                           -------    -------       -------    -------        -------          -------
Income from investment
 operations:
 Net investment income..      0.61       0.52          0.63       0.33           0.66             0.68
 Net realized and
  unrealized gain (loss)
  on investments........      0.29      (0.03)        (0.23)      0.58          (0.98)            0.05
                           -------    -------       -------    -------        -------          -------
Total from investment
 operations.............      0.90       0.49          0.40       0.91          (0.32)            0.73
                           -------    -------       -------    -------        -------          -------
Less distributions from
 net investment income..     (0.61)     (0.52)        (0.63)     (0.33)         (0.66)           (0.68)
                           -------    -------       -------    -------        -------          -------
Net asset value end of
 year...................     $9.68      $9.39         $9.42      $9.65          $9.07           $10.05
                           =======    =======       =======    =======        =======          =======
TOTAL RETURN(A).........      9.78%      5.30%         4.28%     10.17%         (3.18%)           7.43%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets
 Expenses...............      1.03%      0.98%(b)      0.99%      1.04%(b)       0.96%            0.68%(b)
 Expenses excluding
  indirectly paid
  expenses..............      1.03%      0.98%(b)        --         --             --               --
 Expenses excluding
  waivers and/or
  reimbursements........      1.03%      0.98%(b)      0.99%      1.05%(b)       1.00%            0.99%(b)
 Net investment income..      6.25%      6.60%(b)      6.61%      7.07%(b)       6.97%            6.93%(b)
Portfolio turnover
 rate...................        21%        12%           23%         0%            19%              39%
NET ASSETS END OF YEAR
 (THOUSANDS)............   $40,136    $17,913       $20,345    $22,445        $23,706          $38,851

EVERGREEN U.S. GOVERNMENT FUND -- CLASS B SHARES

                                                                                           JANUARY 11, 1993
                                     TEN MONTHS               SIX MONTHS                   (COMMENCEMENT OF
                          YEAR ENDED   ENDED       YEAR ENDED   ENDED        YEAR ENDED  CLASS OPERATIONS) TO
                          APRIL 30,  APRIL 30,      JUNE 30,   JUNE 30,     DECEMBER 31,     DECEMBER 31,
                             1998     1997(D)         1996     1995(C)          1994             1993
                          ---------- ----------    ---------- ----------    ------------ --------------------
NET ASSET VALUE
 BEGINNING OF YEAR......      $9.39      $9.42         $9.65      $9.07         $10.05           $10.00
                           --------   --------      --------   --------       --------         --------
Income from investment
 operations:
 Net investment income..       0.53       0.46          0.56       0.29           0.61             0.63
 Net realized and
  unrealized gain (loss)
  on investments........       0.29      (0.03)        (0.23)      0.58          (0.98)            0.05
                           --------   --------      --------   --------       --------         --------
Total from investment
 operations.............       0.82       0.43          0.33       0.87          (0.37)            0.68
Less distributions from
 net investment income..      (0.53)     (0.46)        (0.56)     (0.29)         (0.61)           (0.63)
                           --------   --------      --------   --------       --------         --------
Net asset value end of
 year...................      $9.68      $9.39         $9.42      $9.65          $9.07           $10.05
                           ========   ========      ========   ========       ========         ========
TOTAL RETURN(A).........       8.96%      4.65%         3.50%      9.76%         (3.75%)           6.91%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............       1.78%      1.73%(b)      1.74%      1.79%(b)       1.54%            1.19%(b)
 Expenses excluding
  indirectly paid
  expenses..............       1.78%      1.73%(b)        --         --             --               --
 Expenses excluding
  waivers and/or
  reimbursements........       1.78%      1.73%(b)      1.74%      1.80%(b)       1.58%            1.50%(b)
 Net investment income..       5.56%      5.85%(b)      5.85%      6.32%(b)       6.42%            6.44%(b)
Portfolio turnover
 rate...................         21%        12%           23%         0%            19%              39%
NET ASSETS END OF YEAR
 (THOUSANDS)............   $130,576   $142,371      $165,988   $192,490       $195,571         $236,696

-------
(a)  Excluding applicable sales charges.
(b)  Annualized.
(c)  The Fund changed its fiscal year end from December 31 to June 30.
(d)  The Fund changed its fiscal year end from June 30 to April 30.

EVERGREEN U.S. GOVERNMENT FUND -- CLASS C SHARES

                                                                           SEPTEMBER 2, 1994
                                     TEN MONTHS              SIX MONTHS     (COMMENCEMENT OF
                          YEAR ENDED   ENDED      YEAR ENDED   ENDED      CLASS OPERATIONS) TO
                          APRIL 30,  APRIL 30,     JUNE 30,   JUNE 30,        DECEMBER 31,
                             1998     1997(D)        1996     1995(C)             1994
                          ---------- ----------   ---------- ----------   --------------------
NET ASSET VALUE
 BEGINNING OF YEAR......     $9.39     $9.42        $9.65      $9.07             $9.39
                            ------     -----        -----      -----             -----
Income from investment
 operations:
 Net investment income..      0.53      0.46         0.56       0.29              0.20
 Net realized and
  unrealized gain (loss)
  on investments........      0.29     (0.03)       (0.23)      0.58             (0.32)
                            ------     -----        -----      -----             -----
Total from investment
 operations.............      0.82      0.43         0.33       0.87             (0.12)
                            ------     -----        -----      -----             -----
Less distributions from
 net investment income..     (0.53)    (0.46)       (0.56)     (0.29)            (0.20)
                            ------     -----        -----      -----             -----
Net asset value end of
 year...................     $9.68     $9.39        $9.42      $9.65             $9.07
                            ======     =====        =====      =====             =====
TOTAL RETURN(A).........      8.96%     4.65%        3.50%      9.76%            (1.30%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............      1.78%     1.73%(b)     1.74%      1.79%(b)          1.71%(b)
 Expenses excluding
  indirectly paid
  expenses..............      1.78%     1.73%(b)       --         --                --
 Expenses excluding
  waivers and/or
  reimbursements .......      1.78%     1.73%(b)     1.74%      1.80%(b)          1.75%(b)
 Net investment income..      5.49%     5.85%(b)     5.87%      6.36%(b)          6.70%(b)
Portfolio turnover
 rate...................        21%       12%          23%         0%               19%
NET ASSETS END OF YEAR
 (THOUSANDS)............    $5,697      $455         $649       $350              $266

-------

(a)  Excluding applicable sales charges.

(b) Annualized.

(c)  The Fund changed its fiscal year end from December 31 to June 30.

(d) The Fund changed its fiscal year end from June 30 to April 30.

EVERGREEN STRATEGIC INCOME FUND -- CLASS A SHARES

                                  NINE MONTHS
                     YEAR ENDED      ENDED
                     APRIL 30,     APRIL 30,
                        1998        1997(D)
                     ----------   -----------
NET ASSET VALUE
 BEGINNING OF
 YEAR..............      $6.82        $6.77
                      --------      -------
Income from
 investment
 operations:
 Net investment
  income...........       0.50(b)      0.37
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  related
  transactions.....       0.38         0.09
                      --------      -------
Total from
 investment
 operations........       0.88         0.46
                      --------      -------
Less distributions
 from:
 Net investment
  income...........      (0.49)       (0.38)
 In excess of
  investment
  income...........          0        (0.03)
 Tax basis return
  of capital.......          0            0
Net realized gains
 on investments ...          0            0
                      --------      -------
Total
 distributions.....      (0.49)       (0.41)
                      --------      -------
Net asset value end
 of year...........      $7.21        $6.82
                      ========      =======
TOTAL RETURN(A)....      13.20%        6.80%
RATIOS/SUPPLEMENTAL
 DATA
Ratios to average
 net assets:
 Expenses..........       1.27%        1.28%(c)
 Expenses excluding
  indirectly paid
  expenses.........       1.26%        1.26%(c)
 Expenses excluding
  reimbursement....       1.27%        1.28%(c)
 Net investment
  income...........       6.80%        7.28%(c)
Portfolio turnover
 rate..............        237%          86%
NET ASSETS END OF
 YEAR (THOUSANDS)..   $193,618      $58,725
                                                YEAR ENDED JULY 31,
                     -------------------------------------------------------------------------------------
                      1996     1995      1994       1993     1992     1991     1990      1989      1988
                     -------- -------- ----------- -------- -------- -------- -------- --------- ---------
NET ASSET VALUE
 BEGINNING OF
 YEAR..............    $6.89    $7.35     $7.86      $7.02    $6.10    $7.17    $9.02     $9.36    $10.04
                     -------- -------- ----------- -------- -------- -------- -------- --------- ---------
Income from
 investment
 operations:
 Net investment
  income...........     0.54     0.64      0.61(b)    0.69     0.78     0.89     1.03      1.10      1.05
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  related
  transactions.....    (0.09)   (0.45)    (0.44)      0.89     0.89    (1.01)   (1.79)    (0.31)    (0.65)
                     -------- -------- ----------- -------- -------- -------- -------- --------- ---------
Total from
 investment
 operations........     0.45     0.19      0.17       1.58     1.67    (0.12)   (0.76)     0.79      0.40
                     -------- -------- ----------- -------- -------- -------- -------- --------- ---------
Less distributions
 from:
 Net investment
  income...........    (0.52)   (0.60)    (0.61)     (0.72)   (0.75)   (0.89)   (1.04)    (1.11)    (1.08)
 In excess of
  investment
  income...........        0    (0.03)    (0.03)     (0.02)       0    (0.06)   (0.05)        0         0
 Tax basis return
  of capital.......    (0.05)   (0.02)    (0.04)         0        0        0        0         0         0
Net realized gains
 on investments ...        0        0         0          0        0        0        0     (0.02)        0
                     -------- -------- ----------- -------- -------- -------- -------- --------- ---------
Total
 distributions.....    (0.57)   (0.65)    (0.68)     (0.74)   (0.75)   (0.95)   (1.09)    (1.13)    (1.08)
                     -------- -------- ----------- -------- -------- -------- -------- --------- ---------
Net asset value end
 of year...........    $6.77    $6.89     $7.35      $7.86    $7.02    $6.10    $7.17     $9.02     $9.36
                     ======== ======== =========== ======== ======== ======== ======== ========= =========
TOTAL RETURN(A)....     6.84%    3.00%     1.86%     24.13%   28.73%    0.54%  (8.55%)     9.00%     4.49%
RATIOS/SUPPLEMENTAL
 DATA
Ratios to average
 net assets:
 Expenses..........     1.30%    1.33%     1.32%      1.80%    2.09%    2.00%    2.00%     1.81%     1.28%
 Expenses excluding
  indirectly paid
  expenses.........     1.28%      --        --         --       --       --       --        --        --
 Expenses excluding
  reimbursement....     1.30%    1.33%     1.32%      1.80%    2.12%    2.25%    2.01%     1.90%     2.08%
 Net investment
  income...........     8.05%    9.31%     7.79%      9.50%   11.73%   15.23%   12.91%    12.06%    10.98%
Portfolio turnover
 rate..............      101%      95%       92%       151%      95%      82%      36%       73%       46%
NET ASSETS END OF
 YEAR (THOUSANDS)..  $68,118  $85,970  $105,181    $85,793  $70,459  $70,246  $83,106  $138,499  $114,310

-------
(a)  Excluding applicable sales charges.

(b) Calculation based on average shares outstanding.

(c)  Annualized.

(d) The Fund changed its fiscal year end from July 31 to April 30 during the period.

EVERGREEN STRATEGIC INCOME FUND -- CLASS B SHARES

                                       NINE MONTHS                                      FEBRUARY 1, 1993
                          YEAR ENDED      ENDED          YEAR ENDED JULY 31,            (COMMENCEMENT OF
                          APRIL, 30,    APRIL 30,     ----------------------------    CLASS OPERATIONS) TO
                             1998        1997(D)        1996      1995      1994         JULY 31, 1993
                          ----------   -----------    --------  --------  --------    --------------------
NET ASSET VALUE
 BEGINNING OF YEAR......      $6.85        $6.81         $6.92     $7.38     $7.89            $7.07
                           --------     --------      --------  --------  --------          -------
Income from investment
 operations:
 Net investment
  income................       0.44(b)      0.34          0.50      0.60      0.55(b)          0.24
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  related transactions..       0.39         0.07         (0.09)    (0.47)    (0.44)            0.92
                           --------     --------      --------  --------  --------          -------
Total from investment
 operations.............       0.83         0.41          0.41      0.13      0.11             1.16
                           --------     --------      --------  --------  --------          -------
Less distributions from:
 Net investment
  income................      (0.43)       (0.34)        (0.47)    (0.55)    (0.55)           (0.24)
 In excess of net
  investment income.....          0        (0.03)            0     (0.03)    (0.03)           (0.10)
 Tax basis return of
  capital...............          0            0         (0.05)    (0.01)    (0.04)               0
                           --------     --------      --------  --------  --------          -------
Total distributions.....      (0.43)       (0.37)        (0.52)    (0.59)    (0.62)           (0.34)
                           --------     --------      --------  --------  --------          -------
Net asset value end of
 year...................      $7.25        $6.85         $6.81     $6.92     $7.38            $7.89
                           ========     ========      ========  ========  ========          =======
TOTAL RETURN(A).........      12.47%        6.06%         6.21%     2.12%     1.10%           16.75%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............       2.05%        2.04%(c)      2.07%     2.06%     2.07%            2.37%(c)
 Expenses excluding
  indirectly paid
  expenses..............       2.04%        2.02%(c)      2.05%       --        --               --
 Net investment
  income................       6.08%        6.52%(c)      7.28%     8.58%     7.11%            7.18%(c)
Portfolio turnover
 rate...................        237%          86%          101%       95%       92%             151%
NET ASSETS END OF YEAR
 (THOUSANDS)............   $113,136     $110,082      $123,389  $149,091  $162,866          $35,415

EVERGREEN STRATEGIC INCOME FUND -- CLASS C SHARES

                                       NINE MONTHS                                  FEBRUARY 1, 1993
                          YEAR ENDED      ENDED        YEAR ENDED JULY 31,          (COMMENCEMENT OF
                          APRIL, 30,    APRIL 30,    -------------------------    CLASS OPERATIONS) TO
                             1998        1997(D)      1996     1995     1994         JULY 31, 1993
                          ----------   -----------   -------  -------  -------    --------------------
NET ASSET VALUE
 BEGINNING OF YEAR......     $6.84         $6.80       $6.92    $7.37    $7.88            $7.07
                           -------       -------     -------  -------  -------          -------
Income from investment
 operations:
 Net investment income..      0.44(b)       0.33        0.49     0.59     0.55(b)          0.24
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  related transactions..      0.39          0.08       (0.09)   (0.45)   (0.44)            0.91
                           -------       -------     -------  -------  -------          -------
Total from investment
 operations.............      0.83          0.41        0.40     0.14     0.11             1.15
                           -------       -------     -------  -------  -------          -------
Less distributions from:
 Net investment income..     (0.43)        (0.34)      (0.47)   (0.55)   (0.55)           (0.24)
 In excess of net
  investment income.....         0         (0.03)          0    (0.03)   (0.03)           (0.10)
 Tax basis return of
  capital...............         0             0       (0.05)   (0.01)   (0.04)               0
                           -------       -------     -------  -------  -------          -------
Total distributions.....     (0.43)        (0.37)      (0.52)   (0.59)   (0.62)           (0.34)
                           -------       -------     -------  -------  -------          -------
Net asset value end of
 year...................     $7.24         $6.84       $6.80    $6.92    $7.37            $7.88
                           =======       =======     =======  =======  =======          =======
TOTAL RETURN(A).........     12.48%         6.07%       6.07%    2.27%    1.09%           16.61%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............      2.05%         2.04%(c)    2.07%    2.08%    2.07%            2.25%(c)
 Expenses excluding
  indirectly paid
  expenses..............      2.05%         2.03%(c)    2.05%      --       --               --
 Net investment income..      6.10%         6.52%(c)    7.29%    8.56%    7.09%            7.35%(c)
Portfolio turnover
 rate...................       237%           86%        101%      95%      92%             151%
NET ASSETS END OF YEAR
 (THOUSANDS)............   $19,639       $24,304     $31,816  $46,221  $59,228          $19,706

-------
(a) Excluding applicable sales charges.
(b) Calculation based on average shares outstanding.
(c) Annualized.
(d) The Fund changed its fiscal year end from July 31 to April 30 during the period.

EVERGREEN HIGH YIELD BOND FUND -- CLASS A SHARES

                                                             JANUARY 20, 1998
                                                             (COMMENCEMENT OF
                                                           CLASS OPERATIONS) TO
                                                              APRIL 30, 1998
                                                           --------------------
NET ASSET VALUE BEGINNING OF PERIOD.......................          $4.52
                                                                 --------
Income from investment operations:
 Net investment income....................................           0.11(b)
 Net realized and unrealized gain on investments and
  foreign currency related transactions...................           0.01
                                                                 --------
Total from investment operations..........................           0.12
                                                                 --------
 Less distributions from net investment income............          (0.11)
                                                                 --------
Net asset value end of period.............................          $4.53
                                                                 ========
TOTAL RETURN(A)...........................................           2.57%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Expenses.................................................           1.24%(c)
 Expenses excluding indirectly paid expenses..............           1.23%(c)
 Net investment income....................................           8.48%(c)
Portfolio turnover rate...................................            155%
NET ASSETS END OF PERIOD (THOUSANDS)......................       $420,778

EVERGREEN HIGH YIELD BOND FUND -- CLASS B SHARES

                     NINE MONTHS
                        ENDED
                     APRIL 30,
                       1998(D)
                     -----------
NET ASSET VALUE
 BEGINNING OF
 PERIOD..........        $4.37
                       -------
Income from
 investment
 operations:
 Net investment
  income.........         0.25(b)
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign
  currency
  related
  transactions...         0.16
                       -------
Total from
 investment
 operations......         0.41
                       -------
Less
 distributions
 from:
 Net investment
  income.........        (0.25)
 In excess of net
  investment
  income.........            0
 Tax basis return
  of capital.....            0
                       -------
 Total
  distributions..        (0.25)
                       -------
NET ASSET VALUE
 END OF PERIOD...        $4.53
                       =======
TOTAL RETURN(A)..         9.57%
RATIOS/SUPPLEMENTAL
 DATA
Ratios to average
 net assets:
 Expenses........         1.94%(c)
 Expenses
  excluding
  indirectly paid
  expenses.......         1.93%(c)
 Net investment
  income.........         7.27%(c)
Portfolio
 turnover rate...          155%
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....      $96,535
                                                          YEAR ENDED JULY 31,
                     ---------------------------------------------------------------------------------------------------------
                       1997      1996      1995      1994       1993      1992      1991      1990        1989        1988
                     --------- --------- --------- ---------- --------- --------- --------- ---------- ----------- -----------
NET ASSET VALUE
 BEGINNING OF
 PERIOD..........       $4.10     $4.42     $4.68     $5.13      $4.74     $4.19     $5.02     $6.38        $6.91       $7.66
                     --------- --------- --------- ---------- --------- --------- --------- ---------- ----------- -----------
Income from
 investment
 operations:
 Net investment
  income.........        0.32      0.32      0.38      0.38       0.45      0.49      0.61      0.68         0.83        0.80
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign
  currency
  related
  transactions...        0.28     (0.27)    (0.15)    (0.38)      0.44      0.58     (0.72)    (1.18)       (0.51)      (0.71)
                     --------- --------- --------- ---------- --------- --------- --------- ---------- ----------- -----------
Total from
 investment
 operations......        0.60      0.05      0.23         0       0.89      1.07     (0.11)    (0.50)        0.32        0.09
                     --------- --------- --------- ---------- --------- --------- --------- ---------- ----------- -----------
Less
 distributions
 from:
 Net investment
  income.........       (0.32)    (0.31)    (0.37)    (0.38)     (0.45)    (0.50)    (0.72)    (0.78)       (0.85)      (0.84)
 In excess of net
  investment
  income.........       (0.01)    (0.06)    (0.02)    (0.07)     (0.05)    (0.02)        0     (0.08)           0           0
 Tax basis return
  of capital.....           0         0     (0.10)        0          0         0         0         0            0           0
                     --------- --------- --------- ---------- --------- --------- --------- ---------- ----------- -----------
 Total
  distributions..       (0.33)    (0.37)    (0.49)    (0.45)     (0.50)    (0.52)    (0.72)    (0.86)       (0.85)      (0.84)
                     --------- --------- --------- ---------- --------- --------- --------- ---------- ----------- -----------
NET ASSET VALUE
 END OF PERIOD...       $4.37     $4.10     $4.42     $4.68      $5.13     $4.74     $4.19     $5.02        $6.38       $6.91
                     ========= ========= ========= ========== ========= ========= ========= ========== =========== ===========
TOTAL RETURN(A)..       15.32%     1.38%     5.66%    (0.41%)    20.28%    27.25%     0.03%    (7.84%)       4.95%       1.66%
RATIOS/SUPPLEMENTAL
 DATA
Ratios to average
 net assets:
 Expenses........        1.96%     1.94%     2.03%     1.84%      2.06%     2.17%     2.34%     2.06%        1.97%       1.82%
 Expenses
  excluding
  indirectly paid
  expenses.......        1.95%     1.93%       --        --         --        --        --        --           --          --
 Net investment
  income.........        7.63%     7.92%     8.64%     7.57%      9.30%    10.86%    14.64%    12.77%       12.36%      11.29%
Portfolio
 turnover rate...         138%      116%       82%      110%       125%       94%       78%       45%          75%         81%
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....    $547,390  $593,681  $764,965  $766,283   $972,164  $841,757  $710,590  $820,940   $1,188,660  $1,274,673

-------
(a) Excluding applicable sales charges.
(b) Calculation based on average shares outstanding.
(c) Annualized.
(d) The Fund changed its fiscal year end from July 31 to April 30 during the period.

EVERGREEN HIGH YIELD BOND FUND -- CLASS C SHARES

                                                             JANUARY 22, 1998
                                                             (COMMENCEMENT OF
                                                           CLASS OPERATIONS) TO
                                                              APRIL 30, 1998
                                                           --------------------
NET ASSET VALUE BEGINNING OF PERIOD.......................         $4.52
                                                                  ------
Income from investment operations:
 Net investment income....................................          0.10(b)
 Net realized and unrealized gain on investments and
  foreign currency related transactions...................          0.01
                                                                  ------
Total from investment operations..........................          0.11
                                                                  ------
Less distributions from net investment income.............         (0.10)
                                                                  ------
NET ASSET VALUE END OF PERIOD.............................         $4.53
                                                                  ======
TOTAL RETURN(A)...........................................          2.35%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Expenses.................................................          2.04%(c)
 Expenses excluding indirectly paid expenses..............          2.01%(c)
 Net investment income....................................          7.51%(c)
Portfolio turnover rate...................................           155%
NET ASSETS END OF PERIOD (THOUSANDS)......................        $1,155

-------

(a) Excluding applicable sales charges.

(b) Calculation based on average shares outstanding.

(c) Annualized.

EVERGREEN DIVERSIFIED BOND FUND -- CLASS A SHARES

                                                             JANUARY 20, 1998
                                                             (COMMENCEMENT OF
                                                           CLASS OPERATIONS) TO
                                                              APRIL 30, 1998
                                                           --------------------
NET ASSET VALUE BEGINNING OF PERIOD.......................         $16.08
                                                                 --------
Income from investment operations:
 Net investment income....................................           0.30(b)
 Net realized and unrealized loss on investments, futures
  contracts and foreign currency related transactions.....          (0.16)(d)
                                                                 --------
Total from investment operations..........................           0.14
                                                                 --------
Less distributions from net investment income.............          (0.30)
                                                                 --------
Net asset value end of period.............................         $15.92
                                                                 ========
TOTAL RETURN(A)...........................................           0.85%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Expenses.................................................           1.08%(c)
 Expenses excluding indirectly paid expenses..............           1.07%(c)
 Net investment income....................................           6.68%(c)
Portfolio turnover rate...................................            109%
NET ASSETS END OF PERIOD (THOUSANDS)......................       $501,547

-------
(a) Excluding applicable sales charges.
(b) Calculation based on average shares outstanding.
(c) Annualized.
(d) The amount shown for a share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of the Fund's shares in relation to the fluctuation of market value for the portfolio.

EVERGREEN DIVERSIFIED BOND FUND -- CLASS B SHARES

                     EIGHT MONTHS
                        ENDED
                      APRIL 30,
                       1998(D)
                     ------------
NET ASSET VALUE
 BEGINNING OF
 PERIOD..........       $15.42
                       -------
Income from
 investment
 operations:
 Net investment
  income.........         0.61(b)
 Net realized and
  unrealized gain
  (loss) on
  investments,
  futures
  contracts and
  foreign
  currency
  related
  transactions...         0.50
                       -------
Total from
 investment
 operations......         1.11
                       -------
Less
 distributions
 from
 Net investment
  income.........        (0.61)
 In excess of net
  investment
  income.........            0
 Net realized
  gain on
  investments....            0
Tax basis return
 of capital......            0
                       -------
Total
 distributions...        (0.61)
                       -------
Net asset value
 end of period...       $15.92
                       =======
TOTAL RETURN(A)..         7.26%
RATIOS/SUPPLEMENTAL
 DATA
Ratios to average
 net assets:
 Expenses........         1.93%(c)
 Expenses
  excluding
  indirectly paid
  expenses.......         1.92%(c)
 Net investment
  income.........         5.74%(c)
Portfolio
 turnover rate...          109%
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....      $70,113
                                                         YEAR ENDED AUGUST 31,
                     ---------------------------------------------------------------------------------------------------------
                       1997      1996      1995      1994        1993       1992      1991      1990        1989       1988
                     --------- --------- --------- ---------- ----------- --------- --------- ---------- ----------- ---------
NET ASSET VALUE
 BEGINNING OF
 PERIOD..........      $14.65    $15.09    $15.28    $17.06       $16.44    $15.37    $15.51    $17.74       $17.99    $18.91
                     --------- --------- --------- ---------- ----------- --------- --------- ---------- ----------- ---------
Income from
 investment
 operations:
 Net investment
  income.........        0.91      0.95      1.06      1.06         1.28      1.33      1.33      1.53         1.71      1.78
 Net realized and
  unrealized gain
  (loss) on
  investments,
  futures
  contracts and
  foreign
  currency
  related
  transactions...        0.84     (0.35)     0.11     (1.62)        0.70      1.14      0.17     (1.94)       (0.13)    (0.81)
                     --------- --------- --------- ---------- ----------- --------- --------- ---------- ----------- ---------
Total from
 investment
 operations......        1.75      0.60      1.17     (0.56)        1.98      2.47      1.50     (0.41)        1.58      0.97
                     --------- --------- --------- ---------- ----------- --------- --------- ---------- ----------- ---------
Less
 distributions
 from
 Net investment
  income.........       (0.93)    (0.96)    (1.06)    (1.22)       (1.28)    (1.33)    (1.63)    (1.61)       (1.83)    (1.85)
 In excess of net
  investment
  income.........       (0.05)        0     (0.22)        0        (0.08)    (0.07)    (0.01)    (0.21)           0         0
 Net realized
  gain on
  investments....           0         0         0         0            0         0         0         0            0     (0.04)
Tax basis return
 of capital......           0     (0.08)    (0.08)        0            0         0         0         0            0         0
                     --------- --------- --------- ---------- ----------- --------- --------- ---------- ----------- ---------
Total
 distributions...       (0.98)    (1.04)    (1.36)    (1.22)       (1.36)    (1.40)    (1.64)    (1.82)       (1.83)    (1.89)
                     --------- --------- --------- ---------- ----------- --------- --------- ---------- ----------- ---------
Net asset value
 end of period...      $15.42    $14.65    $15.09    $15.28       $17.06    $16.44    $15.37    $15.51       $17.74    $17.99
                     ========= ========= ========= ========== =========== ========= ========= ========== =========== =========
TOTAL RETURN(A)..       12.25%     4.03%     8.13%    (3.53%)      12.73%    16.88%    10.58%    (2.44%)       9.23%     5.61%
RATIOS/SUPPLEMENTAL
 DATA
Ratios to average
 net assets:
 Expenses........        1.88%     1.84%     1.81%     1.75%        1.89%     1.99%     1.94%     1.89%        1.84%     1.68%
 Expenses
  excluding
  indirectly paid
  expenses.......        1.87%     1.83%       --        --           --        --        --        --           --        --
 Net investment
  income.........        6.07%     6.42%     7.05%     6.48%        7.73%     8.29%     8.74%     9.26%        9.52%     9.82%
Portfolio
 turnover rate...         138%      246%      178%      200%         133%      117%      101%       43%          47%       46%
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....    $457,701  $559,792  $734,837  $814,245   $1,004,393  $902,339  $814,528  $860,615   $1,000,305  $838,892

                                                              APRIL 7, 1998
                                                             (COMMENCEMENT OF
                                                           CLASS OPERATIONS) TO
                                                              APRIL 30, 1998
                                                           --------------------
NET ASSET VALUE BEGINNING OF PERIOD.......................        $16.06
                                                                  ------
Income from investment operations:
 Net investment income....................................          0.04(b)
 Net realized and unrealized loss on investments, futures
  contracts and foreign currency related transactions.....         (0.14)(e)
                                                                  ------
Total from investment operations..........................         (0.10)
                                                                  ------
Less distributions from net investment income.............         (0.04)
                                                                  ------
Net asset value end of period.............................        $15.92
                                                                  ======
TOTAL RETURN(A)...........................................         (0.60%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets
 Expenses.................................................          1.88%(c)
 Expenses excluding indirectly paid expenses..............          1.88%(c)
 Net investment income....................................          6.11%(c)
Portfolio turnover rate...................................           109%
NET ASSETS END OF PERIOD (THOUSANDS)......................           $23

EVERGREEN DIVERSIFIED BOND FUND -- CLASS C SHARES
-------
(a) Excluding applicable sales charges.
(b) Calculations based on average shares outstanding.
(c) Annualized.

(d) The Fund changed its fiscal year end from August 31 to April 30 during the period.
(e) The amount shown for a share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of the Fund's shares in relation to the fluctuation of market value for the portfolio.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is nonfundamental; as a result a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.

EVERGREEN U.S. GOVERNMENT FUND

     The investment objective of EVERGREEN U.S. GOVERNMENT FUND is to achieve a high level of current income consistent with stability of principal. The Fund will invest in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), and is suitable for conservative investors seeking high current yields plus relative safety. It permits an investor to participate in a portfolio that benefits from active management of a blend of securities and maturities to maximize the opportunities and minimize the risks created by changing interest rates.

     In addition to U.S. government securities, the Fund may invest in:

     1. Securities representing ownership interests in mortgage pools ("mortgage-backed securities"). The yield and maturity characteristics of mortgage-backed securities correspond to those of the underlying mortgages, with interest and principal payments including prepayments (i.e., paying remaining principal before the mortgage's scheduled maturity) passed through to the holder of the mortgage-backed securities. The yield and price of mortgage-backed securities will be affected by prepayments which substantially shorten effective maturities. Thus, during periods of declining interest rates, prepayments may be expected to increase, requiring the Fund to reinvest the proceeds at lower interest rates, making it difficult to effectively lock in high interest rates. Conversely, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

     2. Securities representing ownership interests in a pool of assets ("asset-backed securities"), for which automobile and credit card receivables are the most common collateral. Because much of the underlying collateral is unsecured, asset-backed securities are structured to include additional collateral and/or additional credit support to protect against default. The Fund's investment advisor evaluates the strength of each particular issue of asset-backed security, taking into account the structure of the issue and its credit support. (See "Investment Practices and Restrictions--Asset-Backed Securities.")

     3. Collateralized mortgage obligations ("CMOs") issued by single-purpose, stand-alone entities. A CMO is a mortgage-backed security that manages the risk of prepayment by separating mortgage pools into short, medium and long-term portions. These portions are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. Similarly, as prepayments are made, the portion of CMO first to mature will be retired prior to its maturity, thus having the same effect as the prepayment of mortgages underlying a mortgage-backed security. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes. The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or
(c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

     The Fund may invest up to 20% of its total assets in (i) CMOs and commercial paper which mature in 270 days or less so long as at least two of its ratings are high quality ratings by nationally recognized statistical rating organizations (i.e., A-1 or A-2 by Standard & Poor's Rating Services ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or F-1 or F-2 by Fitch IBCA, Inc. ("Fitch")), and (ii) bonds and other debt securities rated Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the investment advisor.

     Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken such bonds' prospects for principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. (See the description of the rating categories contained in the SAI.)

EVERGREEN STRATEGIC INCOME FUND

     The investment objective of EVERGREEN STRATEGIC INCOME FUND is high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities. The Fund intends to allocate its assets principally between eligible domestic high-yield, high-risk bonds and debt securities of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities. This allocation will be made on the basis of the investment advisor's assessment of global opportunities for high income. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities.

     The Fund may invest in:

     Domestic High-Yield Bonds. The Fund may invest principally in domestic high-yield, high-risk bonds, commonly known as "junk bonds." High-yield bonds in which the Fund may invest include zero-coupon bonds and payment-in-kind securities ("PIKs"), debentures, convertible debentures, fixed, increasing and adjustable rate bonds, stripped bonds, mortgage bonds, mortgage-backed securities, corporate notes (including convertible notes) with maturities at the date of issue of at least five years (which may be senior or junior to other bonds), equipment trust certificates, and units consisting of bonds with stock or warrants to buy stock attached. For information about the risks of investing in high-yield bonds, see the section entitled "Investment Practices and Restrictions."

     Foreign Securities. The Fund may invest in debt obligations (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank), foreign governments, their agencies and instrumentalities, and debt obligations issued by U.S. corporations denominated in non-U.S. currencies. These debt obligations may include bonds, debentures, notes and short-term obligations.

     U.S. Government Securities. The Fund may invest in U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments.

     While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

Other Eligible Securities. Under ordinary circumstances, the Fund may also invest a limited portion of its assets in the securities described below.

     Equity Securities. The Fund may invest in preferred stocks, including adjustable rate and convertible preferred stocks, common stocks and other equity securities, including convertible securities and warrants, which may be used to create other permissible investments. Such investments must be consistent with the Fund's primary objective of seeking a high level of current income or be acquired as part of a unit combining income and equity securities. In addition, the Fund may invest in limited partnerships, including master limited partnerships.

     Money Market Securities. The Fund may invest in the following types of money market securities: (1) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade by S&P, Prime-1, the highest grade by Moody's, or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (3) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; and (4) obligations of U.S. corporations that at the date of investment are rated A or better by S&P or Moody's.

EVERGREEN HIGH YIELD BOND FUND

     The investment objective of EVERGREEN HIGH YIELD BOND FUND is generous income. The generous income sought by the Fund is ordinarily associated with high-yield, high-risk bonds and similar securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. While growth of capital is not a Fund objective, the Fund may purchase securities that offer the possibility of capital appreciation in addition to income, provided the acquisition of such securities does not conflict with the Fund's objective of generous income.

     The Fund intends to invest at least 65% of its total assets in bonds, debentures and other income obligations. The Fund's portfolio ordinarily includes a substantial number of bonds, debentures, and other income obligations that are rated by S&P or Moody's as below-investment grade, i.e., S&P rating below BBB and Moody's rating below Baa.

     The Fund may purchase securities with any rating or may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers. While the Fund's investment advisor performs its own credit analyses of the Fund's investments and does not rely on ratings assigned by rating services, bonds rated below-investment grade generally involve greater volatility of price and risk or principal and income than bonds in the higher rating categories and are, on balance, considered predominantly speculative.

     The Fund may invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

     In addition, the Fund may invest in limited partnerships, including master limited partnerships. The Fund may also invest in participations in bank loans.

Other Eligible Securities. The Fund may also invest in preferred stock, including convertible preferred and adjustable rate preferred stocks; warrants, which may be used to create permissible investments; and common stock of issuers that are objects of acquisition attempts, are undergoing reorganization through bankruptcy or otherwise, or are in the process of refinancing. Investments in common stocks of such issuers are expected to provide the Fund with the opportunity to receive high-yielding, fixed-income securities. Investments in common stocks will be limited to those stocks that the Fund's investment advisor believes will assist the Fund in achieving its investment objective.

EVERGREEN DIVERSIFIED BOND FUND

     The Fund seeks maximum income without undue risk of principal.

     The Fund invests at least 65% of its total assets in bonds, which are debt instruments used by issuers to borrow money from investors. The Fund invests in debt instruments that are normally characterized by relatively liberal returns and moderate price fluctuations. Such debt instruments, which include both secured and unsecured debt obligations, will have a rating of BBB or higher by S&P, Baa or higher by Moody's, BBB or higher by Fitch, or, if not rated or rated under a different system, will be of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment advisor. As a group, such debt instruments usually possess a fairly high degree of dependability of interest payments. While the Fund's primary objective is income, the Fund gives careful consideration to security of principal, marketability and diversification.

     The Fund seeks to maximize return with respect to a portion of its assets. Such maximum return is ordinarily associated with high-yield, high-risk bonds and similar securities in the lower rating categories of the recognized rating agencies or with securities that are unrated (high-yield bonds). The degree to which the Fund will hold such securities will depend on various factors, including its investment advisor's economic forecast and its judgment as to the comparative values offered by high-yield, high-risk bonds and higher quality issues. The Fund's investments in high-yield, high-risk bonds will not exceed 35% of its assets.

     The Fund may invest up to 50% of its assets in securities that are principally traded in securities markets located outside of the United States.

Other Eligible Securities. The Fund's investments may include limited partnerships, including master limited partnerships, participations in bank loans, fixed and adjustable rate or stripped bonds, including zero-coupon bonds and PIKs, debentures, notes, equipment trust certificates, U.S. government securities, and debt securities convertible into or exchangeable for preferred or common stock. The Fund may invest in preferred stock, including adjustable rate preferred stock, and warrants, which can be used to purchase or create otherwise permissible investments. The Fund may continue to hold preferred or common stock received in connection with convertible or exchangeable securities and may hold common stock received in connection with the purchase of a permitted security.


INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of each Fund's investment advisor, market conditions warrant a temporary defensive investment strategy.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

  The Funds may invest in derivatives only if the expected risks and rewards are consistent with their investment objectives and policies.

  Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains and losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after a Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually a U.S. government security) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The values of these securities are subject to market fluctuations during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. To generate income and offset expenses, the Funds may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Options and Futures. The Funds may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk. The Funds do not use these transactions for speculation or leverage.

     The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. EVERGREEN STRATEGIC INCOME FUND and EVERGREEN HIGH YIELD BOND FUND may also purchase call options on financial futures contracts. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, a Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during a Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the value of their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' returns may be reduced). A Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, each Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if a Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although each Fund's investment advisor will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to a Fund could be significant.

Zero-Coupon and Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Foreign Investments. EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND may invest in foreign securities, which may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by each Fund's investment advisor before making any of these types of investments.

Foreign Currency Transactions. As discussed above, EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND may invest in securities of foreign issuers. When a Fund invests in foreign securities which are usually denominated in foreign currencies, the Fund temporarily may hold foreign currencies. Thus, the value of Fund shares may be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver or receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Although the Funds do not currently intend to do so, the Funds may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

Structured Securities. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

     Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as CMOs, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

     Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Risk Characteristics of High-Yield Bonds. EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND may invest in high-yield bonds. While investment in high-yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high-yield bonds:

     (1) High-yield bonds are rated below-investment grade, i.e., BB or lower by S&P or Ba or lower by Moody's. Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

     (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

     (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

     (4) Their value, like those of other fixed-income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed-income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

     (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (i) the market price of the security, (ii) a Fund's ability to dispose of particular issues, and (iii) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

     (6) Zero-coupon bonds and PIKs involve additional risks. Zero-coupon bonds and PIKs do not require the periodic payment of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, a Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. A Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

     The generous income sought by a Fund is ordinarily associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Funds may invest in securities that are rated as low as D by S&P or C- by Moody's. The Funds may also invest in unrated securities that, in the investment advisor's judgment, offer comparable yields and risks as securities that are rated. It is possible for securities rated D or C-, respectively, to have defaulted on payments of principal and/or interest at the time of investment. The SAI describes these rating categories. The Funds intend to invest in D rated debt only in cases when, in the investment advisor's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of a reorganization or otherwise.

     The investment advisor considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.

     The following tables show the weighted average percentages of the assets of EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND invested at the end of each month during the fiscal period ended April 30, 1998 in securities assigned to the various rating categories and in unrated securities determined by the investment advisor to be of comparable quality. The rated asset percentages shown have received equivalent ratings from S&P and Moody's except where ratings are "split," i.e., different between S&P and Moody's. In such instances, the higher of the two ratings is shown and the lower rating is no more than one grade below the higher one. For the purposes of the tables, only the S&P rating system is used. Since the percentages in the tables are based on month-end averages throughout the fiscal period, they do not reflect the Funds' holdings at any one point in time. The percentages in each category may be higher or lower on any day than those shown in the table below.

EVERGREEN STRATEGIC INCOME FUND

                                                   *UNRATED SECURITIES
                                                      OF COMPARABLE
                                  RATED SECURITIES     QUALITY AS
                                  AS PERCENTAGE OF    PERCENTAGE OF
          RATING                   FUND'S ASSETS      FUND'S ASSETS
          ------                  ---------------- -------------------
          AAA                           27.49%            0.00%
          AA                             8.81%            0.00%
          A                              2.15%            0.00%
          BBB                            1.00%            0.00%
          BBB split                      0.91%            0.00%
          BB                             6.59%            0.00%
          BB split                       4.37%            0.00%
          B                             21.75%            6.41%
          B split                        5.44%            0.00%
          CCC                            1.84%            1.98%
          D                              0.00%            0.00%
          Unrated*                       8.39%
          U.S. governments,
           cash, equities and
           others                       11.26%
                                       ------
            TOTAL                      100.00%
                                       ======

EVERGREEN HIGH YIELD BOND FUND

                                                   *UNRATED SECURITIES
                                                      OF COMPARABLE
                                  RATED SECURITIES     QUALITY AS
                                  AS PERCENTAGE OF    PERCENTAGE OF
          RATING                   FUND'S ASSETS      FUND'S ASSETS
          ------                  ---------------- -------------------
          AAA                            0.00%            0.00%
          AA                             0.00%            0.00%
          A                              0.00%            0.00%
          BBB                            0.00%            0.00%
          BBB split                      0.42%            0.00%
          BB                             5.33%            0.00%
          BB split                       7.56%            0.00%
          B                             67.61%            4.59%
          B split                        5.94%            0.00%
          CCC                            3.75%            1.80%
          D                              0.00%            0.00%
          Unrated*                       6.39%
          U.S. governments,
           cash, equities and
           others                        3.00%
                                       ------
            TOTAL                      100.00%
                                       ======

EVERGREEN DIVERSIFIED BOND FUND

                                                   *UNRATED SECURITIES
                                                      OF COMPARABLE
                                  RATED SECURITIES     QUALITY AS
                                  AS PERCENTAGE OF    PERCENTAGE OF
          RATING                   FUND'S ASSETS      FUND'S ASSETS
          ------                  ---------------- -------------------
          AAA                           24.95%            0.00%
          AA                            14.14%            0.00%
          A                             12.69%            0.00%
          BBB                           12.41%            0.00%
          BBB split                      2.97%            0.00%
          BB                             7.35%            0.00%
          BB split                       3.99%            0.00%
          B                             12.63%            0.00%
          B split                        0.37%            0.00%
          CCC                            0.00%            0.00%
          D                              0.00%            0.00%
          Unrated*                       0.00%
          U.S. governments,
           cash, equities and
           others                        8.52%
                                       ------
            TOTAL                      100.00%
                                       ======

     Since the Funds take an aggressive approach to investing, the investment advisor attempts to maximize the return by controlling risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts and economic analysis. The investment advisor's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company. In making investment recommendations, the investment advisor also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, yield to maturity and the percentage of zero-coupon bonds, PIKs and non-accruing items in a Fund's portfolio.

     Income and yields on high-yield, high-risk securities, as on all securities, will fluctuate over time.

Borrowing. The Funds may borrow from banks in an amount up to 33 1/3% of their total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. The Funds may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Funds will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. Each Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisors' application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which each Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company called Evergreen Fixed Income Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS

Investment Advisors. The investment advisor to EVERGREEN U.S. GOVERNMENT FUND is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street and FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The investment advisor to EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND is Keystone Investment Management Company ("Keystone"), a subsidiary of FUNB. Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932.

     EVERGREEN U.S. GOVERNMENT FUND pays FUNB an annual fee for its services equal to 0.50 of 1% of the Fund's average daily net assets.

     EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND pay Keystone a fee for its services at the annual rate set forth below:

                                   2.0% OF GROSS DIVIDEND
                                  AND INTEREST INCOME PLUS
                                       AGGREGATE NET
                                     ASSET VALUE OF THE
            MANAGEMENT FEE           SHARES OF THE FUND
            --------------        ------------------------
           0.50% of the first        $100,000,000; plus
           0.45% of the next         $100,000,000; plus
           0.40% of the next         $100,000,000; plus
           0.35% of the next         $100,000,000; plus
           0.30% of the next         $100,000,000; plus
           0.25% of amounts over     $500,000,000.

     The investment advisors' fee is computed as of the close of business each business day and is payable monthly.

Portfolio Managers. Rollin C. Williams, CFA, is the Portfolio Manager of EVERGREEN U.S. GOVERNMENT FUND. Mr. Williams has over 28 years of banking and investment management experience. In addition to managing First Union's Diversified Bond Group Trust, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Prior to joining First Union, Mr. Williams was the Head of Fixed Income Investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988. Since joining First Union, Mr. Williams has been a Vice President and Senior Portfolio Manager.

     The Portfolio Manager of EVERGREEN STRATEGIC INCOME FUND and EVERGREEN HIGH YIELD BOND FUND is Prescott B. Crocker, CFA. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager and Head of the High Yield Bond Team at Keystone. Mr. Crocker joined Keystone in 1997 and initially served as the Manager of the domestic high yield bond portion of the Fund's portfolio. From 1993 until he joined Keystone, Mr. Crocker held various positions at Boston Security Counsellors, including President and Chief Investment Officer, and was Managing Director and Portfolio Manager at Northstar Investment Management. Mr. Crocker has 25 years of experience in fixed income investment management.

     The Portfolio Manager of EVERGREEN DIVERSIFIED BOND FUND is Christopher
P. Conkey, CFA. Mr. Conkey has served as Chief Investment Officer of Fixed Income for the past nine months and as Head of the High Grade Bond Team for Keystone for the last three years. During the past five years at Keystone, Mr. Conkey has also served as Portfolio Manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN U.S. GOVERNMENT FUND, subject to the supervision and control of the Trustees. EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate daily net assets of all the mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

             ADMINISTRATION FEE
             ------------------
               0.050%             on the first $7 billion
               0.035%             on the next $3 billion
               0.030%             on the next $5 billion
               0.020%             on the next $10 billion
               0.015%             on the next $5 billion
               0.010%             on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND on behalf of the Funds' investment advisor.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as each Fund's transfer agent and dividend disbursing agent. ESC is a subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc. located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. Each Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of its shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:

             Class A
             shares         0.75%, currently limited to 0.25%
             Class B
             shares         1.00%
             Class C
             shares         1.00%

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment advisor or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the distribution agreements entered into by the Fund.

     The Plans are in compliance with the Conduct Rules of the National
Association of Securities Dealers, Inc. ("NASD") which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

Distribution Agreements. Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution
Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:

             Class A
             shares         0.25%
             Class B
             shares         1.00%
             Class C
             shares         1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from each Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Distribution Agreements to secure such financings), (2) to otherwise promote the sale of shares of a Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to a Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

     In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     You may purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of any of the Funds by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus (see "General Information--Other Classes of Shares").

Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             INITIAL SALES CHARGE

                        As a % of the Net As a % of the   Commission to Dealer/Agent
   Amount of Purchase    Amount Invested  Offering Price   as a % of Offering Price
 -------------------------------------------------------------------------------------
    Less than                 4.99%           4.75%                  4.25%
     $ 50,000
 -------------------------------------------------------------------------------------
   $ 50,000--                 4.71%           4.50%                  4.25%
     $ 99,999
 -------------------------------------------------------------------------------------
   $100,000--                 3.90%           3.75%                  3.25%
     $249,999
 -------------------------------------------------------------------------------------
   $250,000--                 2.56%           2.50%                  2.00%
     $499,999
 -------------------------------------------------------------------------------------
   $500,000--                 2.04%           2.00%                  1.75%
     $999,999
 -------------------------------------------------------------------------------------
   $1,000,000                 None             None       1.00% of the amount invested
    or more                                               up to $2,999,999; .50% of
                                                          the amount invested over
                                                          $2,999,999, up to
                                                          $4,999,999; and .25% of the
                                                          excess over $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by:
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) upon the initial purchase of an Evergreen fund, investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC; and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence, EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the SAI.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a service fee equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letters of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the application for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                      CDSC
REDEMPTION TIMING                                                                    IMPOSED
-----------------                                                                    -------
Month of purchase and the first twelve-month period following the month of purchase   5.00%
Second twelve-month period following the month of purchase                            4.00%
Third twelve-month period following the month of purchase                             3.00%
Fourth twelve-month period following the month of purchase                            3.00%
Fifth twelve-month period following the month of purchase                             2.00%
Sixth twelve-month period following the month of purchase                             1.00%
No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for EDI to have been compensated for the expenses associated with the sale of such shares.

Class C Shares--Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front-End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a service fee equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of service fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which a Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Funds may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), Meridian Investment Company ("Meridian"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Funds Value their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment advisor over and above the usual service fees or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either be (1) mailed by check to the shareholder at the address in which the account is registered or (2) wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express Line as described above. If the shares being tendered for exchange are still subject to a CDSC or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares--Front-End Sales Charge Alternative." Evergreen Asset, Keystone, Meridian or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of a Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Funds intend to declare dividends from net investment income daily and distribute to their shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by ESC is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distributions or redemption checks.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as a Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     The Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of a Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by a Fund. (See the SAI for additional details.) A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of a Fund.

     The Funds intend to distribute their net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. A Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of a Fund's taxable year. If a shareholder receives a capital gain dividend and holds his or her shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investing in a Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by each Fund directly affects the transaction costs relating to the purchase and sale of securities which each Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Rules of Conduct of NASD, and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.

     Comparative performance information may also be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                                   NOTES

INVESTMENT ADVISORS


Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28228-0630
 Evergreen U.S. Government Fund

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
 Evergreen Strategic Income Fund
 Evergreen High Yield Bond Fund
 Evergreen Diversified Bond Fund

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

23152                                                             541291RV2

-------------------------------------------------------------------------------
PROSPECTUS                                                    September 1, 1998
-------------------------------------------------------------------------------

EVERGREEN LONG TERM BOND FUNDS            LOGO OF EVERGREEN FUNDS APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN U.S. GOVERNMENT FUND
EVERGREEN STRATEGIC INCOME FUND
EVERGREEN HIGH YIELD BOND FUND
EVERGREEN DIVERSIFIED BOND FUND
(EACH A "FUND;" TOGETHER, THE "FUNDS")

CLASS Y SHARES

     The Funds are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income. This prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a diversified series of an open-end, management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated September 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS


EXPENSE INFORMATION.......................    3
FINANCIAL HIGHLIGHTS......................    4
DESCRIPTION OF THE FUNDS
   Investment Objectives and Policies.....    7
   Investment Practices and Restrictions..   10
ORGANIZATION AND SERVICE PROVIDERS
   Organization...........................   18
   Service Providers......................   18
PURCHASE AND REDEMPTION OF SHARES
   How to Buy Shares......................   20
   How to Redeem Shares...................   20
   Exchange Privilege.....................   21
   Shareholder Services...................   22
   Banking Laws...........................   23
OTHER INFORMATION
   Dividends, Distributions and Taxes.....   23
   General Information....................   24

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
Maximum Sales Charge Imposed on Purchases...........................       None
Sales Charge on Dividend Reimbursements.............................       None
Contingent Deferred Sales Charge....................................       None
Redemption Fee......................................................       None

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show the Fund's actual annual operating expenses for the fiscal period ending April 30, 1998 for EVERGREEN U.S. GOVERNMENT FUND and estimated annual operating expenses for EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND AND EVERGREEN DIVERSIFIED BOND FUND. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers."

EVERGREEN U.S. GOVERNMENT FUND


                         ANNUAL OPERATING
                             EXPENSES
                         ----------------
Advisory Fees...........       .50%
12b-1 Fees..............        --
Other Expenses..........       .28%
                               ---
Total...................       .78%
                               ===

                         EXAMPLE
                         -------
After 1 Year............   $ 8
After 3 Years...........   $25
After 5 Years...........   $43
After 10 Years..........   $97

EVERGREEN STRATEGIC INCOME FUND


                         ANNUAL OPERATING
                             EXPENSES
                         ----------------
Advisory Fees...........        .63%
12b-1 Fees..............         --
Other Expenses..........        .38%
                               ----
Total                          1.01%
                               ====

                         EXAMPLE
                         -------
After 1 Year............  $ 10
After 3 Years...........  $ 32
After 5 Years...........  $ 56
After 10 Years..........  $124

EVERGREEN HIGH YIELD BOND FUND


                         ANNUAL OPERATING
                             EXPENSES
                         ----------------
Advisory Fees...........       .57%
12b-1 Fees..............        --
Other Expenses..........       .36%
                               ---
Total...................       .93%
                               ===

                         EXAMPLE
                         -------
After 1 Year............   $ 9
After 3 Years...........   $30

EVERGREEN DIVERSIFIED BOND FUND


                                                                         EXAMPLE
                                                                         -------
                         After 1 Year...................................   $ 9
                         After 3 Years..................................   $29

                          ANNUAL OPERATING
                              EXPENSES
                          ----------------
Advisory Fees............       .56%
12b-1 Fees...............        --
Other Expenses...........       .36%
                                ---
Total                           .92%
                                ===

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal periods or the life of a Fund, if shorter, has been audited by KPMG Peat Marwick LLP, the Funds' independent auditors. The tables appear in the Funds' Annual Report to shareholders and should be read in conjunction with each Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Funds' Annual Report to shareholders. The Funds' financial statements, related notes, and independent auditors' report are incorporated by reference into the Funds' SAI.

     Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.

EVERGREEN U.S. GOVERNMENT FUND--CLASS Y SHARES

                                                                                           SEPTEMBER 2, 1993
                                     TEN MONTHS                SIX MONTHS        YEAR        (COMMENCEMENT
                          YEAR ENDED   ENDED        YEAR ENDED   ENDED          ENDED     OF CLASS OPERATIONS)
                          APRIL 30,  APRIL 30,       JUNE 30,   JUNE 30,     DECEMBER 31,    TO DECEMBER 31,
                             1998     1997(C)          1996     1995(B)          1994             1993
                          ---------- ----------     ---------- ----------    ------------ --------------------
NET ASSET VALUE
 BEGINNING OF YEAR......   $   9.39   $   9.42       $   9.65   $  9.07        $ 10.05          $ 10.25
                           --------   --------       --------   -------        -------          -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income..       0.63       0.54           0.66      0.34           0.69             0.25
 Net realized and
  unrealized gain (loss)
  on investments........       0.29      (0.03)         (0.23)     0.58          (0.98)           (0.20)
                           --------   --------       --------   -------        -------          -------
Total from investment
 operations.............       0.92       0.51           0.43      0.92          (0.29)            0.05
                           --------   --------       --------   -------        -------          -------
Less distributions from
 net investment income..      (0.63)     (0.54)         (0.66)    (0.34)         (0.69)           (0.25)
                           --------   --------       --------   -------        -------          -------
Net asset value end of
 year...................   $   9.68   $   9.39       $   9.42   $  9.65        $  9.07          $ 10.05
                           ========   ========       ========   =======        =======          =======
TOTAL RETURN............      10.05%      5.52%          4.54%    10.30%         (2.94%)           0.49%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Expenses...............       0.78%      0.73%(a)       0.74%     0.79%(a)       0.71%            0.48%(a)
 Expenses excluding
  indirectly paid
  expenses..............       0.78%      0.73%(a)        --        --             --               --
 Expenses excluding
  waivers and/or
  reimbursements........       0.78%      0.73%(a)       0.74%     0.80%(a)       0.75%            0.79%(a)
 Net investment income..       6.55%      6.85% (a)      6.86%     7.31%(a)       7.27%            7.20%(a)
Portfolio turnover
 rate...................         21%        12%            23%        0%            19%              39%
NET ASSETS END OF YEAR
 (THOUSANDS)............   $155,836   $127,099       $121,569   $16,934        $15,595          $14,486

-------
(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to June 30.
(c) The Fund changed its fiscal year end from June 30 to April 30.

EVERGREEN STRATEGIC INCOME FUND--CLASS Y SHARES

                                                              JANUARY 13, 1997
                                                              (COMMENCEMENT OF
                                                 YEAR ENDED   CLASS OPERATIONS)
                                               APRIL 30, 1998 TO APRIL 30, 1997
                                               -------------- -----------------
NET ASSET VALUE BEGINNING OF YEAR.............      $6.65           $7.03
                                                   ------           -----
Income from investment operations:
 Net investment income........................       0.46(b)            0
 Net realized and unrealized gain (loss)
  on investments and foreign currency related
  transactions................................       0.41           (0.20)
                                                   ------           -----
Total from investment operations..............       0.87           (0.20)
                                                   ------           -----
Less distributions from:
 Net investment income........................      (0.48)          (0.17)
 In excess of net investment income...........          0           (0.01)
                                                   ------           -----
Total distributions...........................      (0.48)          (0.18)
                                                   ------           -----
Net asset value end of year...................      $7.04           $6.65
                                                   ======           =====
TOTAL RETURN..................................      13.46%          (2.87)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses.....................................       1.01%           0.00%(a)
 Expenses excluding indirectly paid expenses..       1.00%           0.00%(a)
 Net investment income........................       6.83%           0.00%(a)
Portfolio turnover rate.......................        237%             86%
NET ASSETS END OF YEAR (THOUSANDS)............     $1,442              $0

-------
(a) Annualized.
(b) Calculation based on average shares outstanding.

EVERGREEN HIGH YIELD BOND FUND--CLASS Y SHARES

                                                               APRIL 14, 1998
                                                              (COMMENCEMENT OF
                                                              CLASS OPERATIONS)
                                                                     TO
                                                               APRIL 30, 1998
                                                              -----------------
NET ASSET VALUE BEGINNING OF PERIOD..........................       $4.56
                                                                    -----
Income from investment operations:
 Net investment income.......................................        0.02(a)
 Net realized and unrealized loss on investments and foreign
  currency related transactions..............................       (0.03)(c)
                                                                    -----
Total from investment operations.............................       (0.01)
                                                                    -----
Less distributions from net investment income................       (0.02)
                                                                    -----
Net asset value end of period................................       $4.53
                                                                    =====
TOTAL RETURN.................................................       (0.27%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses....................................................        1.09%(b)
 Expenses excluding indirectly paid expenses.................        1.09%(b)
 Net investment income.......................................        8.21%(b)
Portfolio turnover rate......................................         155%
NET ASSETS END OF PERIOD (THOUSANDS).........................         $20

-------
(a) Calculation based on average shares outstanding.
(b) Annualized.
(c) The amount shown for a share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of the Fund's shares in relation to the fluctuation of market value for the portfolio.

EVERGREEN DIVERSIFIED BOND FUND--CLASS Y SHARES

                                                              FEBRUARY 11, 1998
                                                              (COMMENCEMENT OF
                                                              CLASS OPERATIONS)
                                                              TO APRIL 30, 1998
                                                              -----------------
NET ASSET VALUE BEGINNING OF PERIOD..........................      $16.03
                                                                   ------
Income from investment operations:
 Net investment income.......................................        0.24(a)
 Net realized and unrealized loss on investments, futures
  contracts and foreign currency related transactions........       (0.11)(c)
                                                                   ------
Total from investment operations.............................        0.13
                                                                   ------
Less distributions from net investment income................       (0.24)
                                                                   ------
Net asset value end of period................................      $15.92
                                                                   ======
TOTAL RETURN.................................................        0.80%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses....................................................        0.83%(b)
 Expenses excluding indirectly paid expenses.................        0.82%(b)
 Net investment income.......................................        6.89%(b)
Portfolio turnover rate......................................         109%
NET ASSETS END OF PERIOD (THOUSANDS).........................          $7

-------
(a) Calculation based on average shares outstanding.
(b) Annualized.
(c) The amount shown for a share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of the Fund's shares in relation to the fluctuation of market value for the portfolio.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

EVERGREEN U.S. GOVERNMENT FUND

     The investment objective of EVERGREEN U.S. GOVERNMENT FUND is to achieve a high level of current income consistent with stability of principal. The Fund will invest in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), and is suitable for conservative investors seeking high current yields plus relative safety. It permits an investor to participate in a portfolio that benefits from active management of a blend of securities and maturities to maximize the opportunities and minimize the risks created by changing interest rates.

     In addition to U.S. government securities, the Fund may invest in:

     1. Securities representing ownership interests in mortgage pools ("mortgage-backed securities"). The yield and maturity characteristics of mortgage-backed securities correspond to those of the underlying mortgages, with interest and principal payments including prepayments (i.e., paying remaining principal before the mortgage's scheduled maturity) passed through to the holder of the mortgage-backed securities. The yield and price of mortgage-backed securities will be affected by prepayments which substantially shorten effective maturities. Thus, during periods of declining interest rates, prepayments may be expected to increase, requiring the Fund to reinvest the proceeds at lower interest rates, making it difficult to effectively lock in high interest rates. Conversely, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

     2. Securities representing ownership interests in a pool of assets ("asset-backed securities"), for which automobile and credit card receivables are the most common collateral. Because much of the underlying collateral is unsecured, asset-backed securities are structured to include additional collateral and/or additional credit support to protect against default. The Fund's investment advisor evaluates the strength of each particular issue of asset-backed security, taking into account the structure of the issue and its credit support. (See "Investment Practices and Restrictions--Risk Characteristics of Asset-Backed Securities.")

     3. Collateralized mortgage obligations ("CMOs") issued by single-purpose, stand-alone entities. A CMO is a mortgage-backed security that manages the risk of prepayment by separating mortgage pools into short, medium and long-term portions. These portions are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. Similarly, as prepayments are made, the portion of CMO first to mature will be retired prior to its maturity, thus having the same effect as the prepayment of mortgages underlying a mortgage-backed security. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes. The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or
(c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

     The Fund may invest up to 20% of its total assets in (i) CMOs and commercial paper which matures in 270 days or less so long as at least two of its ratings are high quality ratings by nationally recognized statistical rating organizations (i.e., A-1 or A-2 by Standard & Poor's Rating Services ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or F-1 or F-2 by Fitch IBCA, Inc. ("Fitch")), and (ii) bonds and other debt securities rated Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the investment advisor.

     Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken such bonds' prospects for principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. (See the description of the rating categories contained in the SAI.)

EVERGREEN STRATEGIC INCOME FUND

     The investment objective of EVERGREEN STRATEGIC INCOME FUND is high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities. The Fund intends to allocate its assets principally between eligible domestic high-yield, high-risk bonds and debt securities of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities. This allocation will be made on the basis of the investment advisor's assessment of global opportunities for high income. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities.

     The Fund may invest in:

     Domestic High-Yield Bonds. The Fund may invest principally in domestic high-yield, high-risk bonds, commonly known as "junk bonds." High-yield bonds in which the Fund may invest include zero-coupon bonds and payment-in-kind securities ("PIKs"), debentures, convertible debentures, fixed, increasing and adjustable rate bonds, stripped bonds, mortgage bonds, mortgage-backed securities, corporate notes (including convertible notes) with maturities at the date of issue of at least five years (which may be senior or junior to other bonds), equipment trust certificates, and units consisting of bonds with stock or warrants to buy stock attached. For information about the risks of investing in high-yield bonds, see the section entitled "Investment Practices and Restrictions."

     Foreign Securities. The Fund may invest in debt obligations (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank), foreign governments, their agencies and instrumentalities, and debt obligations issued by U.S. corporations denominated in non-U.S. currencies. These debt obligations may include bonds, debentures, notes and short-term obligations.

     U.S. Government Securities. The Fund may invest in U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments.

     While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years.

Other Eligible Securities. Under ordinary circumstances, the Fund may also invest a limited portion of its assets in the securities described below.

     Equity Securities. The Fund may invest in preferred stocks, including adjustable rate and convertible preferred stocks, common stocks and other equity securities, including convertible securities and warrants, which may be used to create other permissible investments. Such investments must be consistent with the Fund's primary objective of seeking a high level of current income or be acquired as part of a unit combining income and equity securities. In addition, the Fund may invest in limited partnerships, including master limited partnerships.

     Money Market Securities. The Fund may invest in the following types of money market securities: (1) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade by S&P, Prime-1, the highest grade by Moody's, or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (3) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; and (4) obligations of U.S. corporations that at the date of investment are rated A or better by S&P or Moody's.

EVERGREEN HIGH YIELD BOND FUND

     The investment objective of EVERGREEN HIGH YIELD BOND FUND is generous income. The generous income sought by the Fund is ordinarily associated with high-yield, high-risk bonds and similar securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. While growth of capital is not a Fund objective, the Fund may purchase securities that offer the possibility of capital appreciation in addition to income, provided the acquisition of such securities does not conflict with the Fund's objective of generous income.

     The Fund intends to invest at least 65% of its total assets in bonds, debentures and other income obligations. The Fund's portfolio ordinarily includes a substantial number of bonds, debentures, and other income obligations that are rated by S&P or Moody's as below-investment grade, i.e., S&P rating below BBB and Moody's rating below Baa.

     The Fund may purchase securities with any rating or may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers. While the Fund's investment advisor performs its own credit analyses of the Fund's investments and does not rely on ratings assigned by rating services, bonds rated below-investment grade generally involve greater volatility of price and risk or principal and income than bonds in the higher rating categories and are, on balance, considered predominantly speculative.

     The Fund may invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

     In addition, the Fund may invest in limited partnerships, including master limited partnerships. The Fund may also invest in participations in bank loans.

Other Eligible Securities. The Fund may also invest in preferred stock, including convertible preferred and adjustable rate preferred stocks; warrants, which may be used to create permissible investments; and common stock of issuers that are objects of acquisition attempts, are undergoing reorganization through bankruptcy or otherwise, or are in the process of refinancing. Investments in common stocks of such issuers are expected to provide the Fund with the opportunity to receive high-yielding, fixed-income securities. Investments in common stocks will be limited to those stocks that the Fund's investment advisor believes will assist the Fund in achieving its investment objective.

EVERGREEN DIVERSIFIED BOND FUND

     The Fund seeks maximum income without undue risk of principal.

     The Fund invests at least 65% of its total assets in bonds, which are debt instruments used by issuers to borrow money from investors. The Fund invests in debt instruments that are normally characterized by relatively liberal returns and moderate price fluctuations. Such debt instruments, which include both secured and unsecured debt obligations, will have a rating of BBB or higher by S&P, Baa or higher by Moody's, BBB or higher by Fitch, or, if not rated or rated under a different system, will be of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment advisor. As a group, such debt instruments usually possess a fairly high degree of dependability of interest payments. While the Fund's primary objective is income, the Fund gives careful consideration to security of principal, marketability and diversification.

     The Fund seeks to maximize return with respect to a portion of its assets. Such maximum return is ordinarily associated with high-yield, high-risk bonds and similar securities in the lower rating categories of the recognized rating agencies or with securities that are unrated (high-yield bonds). The degree to which the Fund will hold such securities will depend on various factors, including its investment advisor's economic forecast and its judgment as to the comparative values offered by high-yield, high-risk bonds and higher quality issues. The Fund's investments in high-yield, high-risk bonds will not exceed 35% of its assets.

     The Fund may invest up to 50% of its assets in securities that are principally traded in securities markets located outside of the United States.

Other Eligible Securities. The Fund's investments may include limited partnerships, including master limited partnerships, participations in bank loans, fixed and adjustable rate or stripped bonds, including zero-coupon bonds and PIKs, debentures, notes, equipment trust certificates, U.S. government securities, and debt securities convertible into or exchangeable for preferred or common stock. The Fund may invest in preferred stock, including adjustable rate preferred stock, and warrants, which can be used to purchase or create otherwise permissible investments. The Fund may continue to hold preferred or common stock received in connection with convertible or exchangeable securities and may hold common stock received in connection with the purchase of a permitted security.


INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of each Fund's investment advisor, market conditions warrant a temporary defensive investment strategy.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

   The Funds may invest in derivatives only if the expected risks and rewards are consistent with their investment objectives and policies.

   Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after a Fund has purchased it, a Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The values of these securities are subject to market fluctuations during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. To generate income and offset expenses, the Funds may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.


Options and Futures. The Funds may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk. The Funds do not use these transactions for speculation or leverage.

     The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. EVERGREEN STRATEGIC INCOME FUND and EVERGREEN HIGH YIELD BOND FUND may also purchase call options on financial futures contracts. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, a Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during a Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the value of their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' returns may be reduced). A Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, each Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if each Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although each Fund's investment advisor will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to a Fund could be significant.

Zero-Coupon and Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Foreign Investments. EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND may invest in foreign securities, which may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by each Fund's investment advisor before making any of these types of investments.

Foreign Currency Transactions. As discussed above, EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND may invest in securities of foreign issuers. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares may be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver or receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Although the Funds do not currently intend to do so, the Funds may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

Structured Securities. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

     Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as CMOs, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

     Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Risk Characteristics of High-Yield Bonds. EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND may invest in high-yield bonds. While investment in high-yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high-yield bonds:

     (1) High-yield bonds are rated below-investment grade, i.e., BB or lower by S&P or Ba or lower by Moody's. Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

     (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

     (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

     (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed-income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

     (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (i) the market price of the security, (ii) a Fund's ability to dispose of particular issues and (iii) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

     (6) Zero-coupon bonds and PIKs involve additional risks. Zero-coupon bonds and PIKs do not require the periodic payment of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, a Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. A Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

     The generous income sought by a Fund is ordinarily associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Funds may invest in securities that are rated as low as D by S&P or C- by Moody's. The Funds may also invest in unrated securities that, in the investment advisor's judgment, offer comparable yields and risks as securities that are rated. It is possible for securities rated D or C-, respectively, to have defaulted on payments of principal and/or interest at the time of investment. The SAI describes these rating categories. The Funds intend to invest in D rated debt only in cases when, in the investment advisor's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of a reorganization or otherwise.

     The investment advisor considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.

     The following tables show the weighted average percentages of the assets of EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND invested at the end of each month during the fiscal period ended April 30, 1998 in securities assigned to the various rating categories and in unrated securities determined by the investment advisor to be of comparable quality. The rated asset percentages shown have received equivalent ratings from S&P and Moody's except where ratings are "split," i.e., different between S&P and Moody's. In such instances, the higher of the two ratings is shown and the lower rating is no more than one grade below the higher one. For the purposes of the table, only the S&P rating system is used. Since the percentages in this table are based on month-end averages throughout the fiscal period, they do not reflect the Fund's holdings at any one point in time. The percentages in each category may be higher or lower on any day than those shown in the table below.

EVERGREEN STRATEGIC INCOME FUND

                                                            *UNRATED SECURITIES
                                                               OF COMPARABLE
                                           RATED SECURITIES     QUALITY AS
                                           AS PERCENTAGE OF    PERCENTAGE OF
     RATING                                 FUND'S ASSETS      FUND'S ASSETS
     ------                                ---------------- -------------------
     AAA                                         27.49%            0.00%
     AA                                           8.81%            0.00%
     A                                            2.15%            0.00%
     BBB                                          1.00%            0.00%
     BBB split                                    0.91%            0.00%
     BB                                           6.59%            0.00%
     BB split                                     4.37%            0.00%
     B                                           21.75%            6.41%
     B split                                      5.44%            0.00%
     CCC                                          1.84%            1.98%
     D                                            0.00%            0.00%
     Unrated*                                     8.39%
     U.S. governments, cash, equities and
      others                                     11.26%
                                                ------
     TOTAL                                      100.00%
                                                ======

EVERGREEN HIGH YIELD BOND FUND

                                                            *UNRATED SECURITIES
                                                               OF COMPARABLE
                                           RATED SECURITIES     QUALITY AS
                                           AS PERCENTAGE OF    PERCENTAGE OF
     RATING                                 FUND'S ASSETS      FUND'S ASSETS
     ------                                ---------------- -------------------
     AAA                                          0.00%            0.00%
     AA                                           0.00%            0.00%
     A                                            0.00%            0.00%
     BBB                                          0.00%            0.00%
     BBB split                                    0.42%            0.00%
     BB                                           5.33%            0.00%
     BB split                                     7.56%            0.00%
     B                                           67.61%            4.59%
     B split                                      5.94%            0.00%
     CCC                                          3.75%            1.80%
     D                                            0.00%            0.00%
     Unrated*                                     6.39%
     U.S. governments, cash, equities and
      others                                      3.00%
                                                ------
     TOTAL                                      100.00%
                                                ======

EVERGREEN DIVERSIFIED BOND FUND

                                                            *UNRATED SECURITIES
                                                               OF COMPARABLE
                                           RATED SECURITIES     QUALITY AS
                                           AS PERCENTAGE OF    PERCENTAGE OF
     RATING                                 FUND'S ASSETS      FUND'S ASSETS
     ------                                ---------------- -------------------
     AAA                                         24.95%            0.00%
     AA                                          14.14%            0.00%
     A                                           12.69%            0.00%
     BBB                                         12.41%            0.00%
     BBB split                                    2.97%            0.00%
     BB                                           7.35%            0.00%
     BB split                                     3.99%            0.00%
     B                                           12.63%            0.00%
     B split                                      0.37%            0.00%
     CCC                                          0.00%            0.00%
     D                                            0.00%            0.00%
     Unrated*                                     0.00%
     U.S. governments, cash, equities and
      others                                      8.52%
                                                ------
     TOTAL                                      100.00%
                                                ======

     Since the Funds take an aggressive approach to investing, the investment advisor attempts to maximize the return by controlling risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts and economic analysis. The investment advisor's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company. In making investment recommendations, the investment advisor also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, yield to maturity and the percentage of zero-coupon bonds, PIKs and non-accruing items in a Fund's portfolio.

     Income and yields on high-yield, high-risk securities, as on all securities, will fluctuate over time.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Illiquid Securities. The Funds may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisors' application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which each Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called Evergreen Fixed Income Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees.

SERVICE PROVIDERS

Investment Advisors. The investment advisor to EVERGREEN U.S. GOVERNMENT FUND is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street and FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The investment advisor to EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone, a subsidiary of FUNB, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     EVERGREEN U.S. GOVERNMENT FUND pays FUNB an annual fee for its services equal to 0.50 of 1% of the Fund's average daily net assets.

     EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND pay Keystone a fee for its services at the annual rate set forth below:

                                                          2.0% OF GROSS DIVIDEND
                                                           AND INTEREST INCOME
                                                            PLUS AGGREGATE NET
                                                            ASSET VALUE OF THE
         MANAGEMENT FEE                                     SHARES OF THE FUND
         --------------                                   ----------------------
        0.50% of the first...............................   $100,000,000; plus
        0.45% of the next................................   $100,000,000; plus
        0.40% of the next................................   $100,000,000; plus
        0.35% of the next................................   $100,000,000; plus
        0.30% of the next................................   $100,000,000; plus
        0.25% of amounts over............................   $500,000,000.

     The investment advisors' fee is computed as of the close of business each business day and is payable monthly.

Portfolio Managers. Rollin C. Williams, CFA, is the Portfolio Manager of EVERGREEN U.S. GOVERNMENT FUND. Mr. Williams has over 28 years of banking and investment management experience. In addition to managing First Union's Diversified Bond Group Trust, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Prior to joining First Union, Mr. Williams was the head of fixed income investment at Dominion Trust Company in Roanoke, VA. Mr. Williams has been with First Union since 1993 when Dominion was acquired by the bank; he started with Dominion Trust Company in 1988. Since joining First Union, Mr. Williams has been a Vice President and Senior Portfolio Manager.

     The Portfolio Manager of EVERGREEN STRATEGIC INCOME FUND and EVERGREEN HIGH YIELD BOND FUND is Prescott B. Crocker, CFA. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager and Head of the High Yield Bond Team at Keystone. Mr. Crocker joined Keystone in 1997 and initially served as the manager of the domestic high yield bond portion of the Fund's portfolio. From 1993 until he joined Keystone, Mr. Crocker held various positions at Boston Security Counsellors, including President and Chief Investment Officer, and was Managing Director and Portfolio Manager at Northstar Investment Management. Mr. Crocker has 25 years of experience in fixed income investment management.

     The Portfolio Manager of EVERGREEN DIVERSIFIED BOND FUND is Christopher
P. Conkey, CFA. Mr. Conkey has served as Chief Investment Officer of Fixed Income for the past nine months and as Head of the High Grade Bond Team for Keystone for the last three years. During the past five years at Keystone, Mr. Conkey has also served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN U.S. GOVERNMENT FUND, subject to the supervision and control of the Trustees. EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate daily net assets of all the mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

           ADMINISTRATION FEE

           0.050%on the first $7 billion

           0.035%on the next $3 billion

           0.030%on the next $5 billion

           0.020%on the next $10 billion

           0.015%on the next $5 billion

           0.010%on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to EVERGREEN STRATEGIC INCOME FUND, EVERGREEN HIGH YIELD BOND FUND and EVERGREEN DIVERSIFIED BOND FUND on behalf of the Funds' investment advisor.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034 acts as each Fund's transfer agent and dividend disbursing agent. ESC is a subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc. located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian or their affiliates.

     Eligible investors may purchase Class Y shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of any of the Funds by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class Y shares are offered through this prospectus (see "General Information--Other Classes of Shares").

How the Funds Value their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or a Fund's investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your Class Y shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act") pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the

Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and
(2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Funds intend to declare dividends from net investment income daily and distribute to their shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by ESC is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distributions or redemption checks.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     The Funds may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of a Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by a Fund. (See the SAI for additional details.) A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

     The Funds intend to distribute their net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. A Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of a Fund's taxable year. If a shareholder receives a capital gain dividend and holds his or her shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by each Fund directly affects the transaction costs relating to the purchase and sale of securities which each Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Rules of Conduct of NASD and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset,
(2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian Investment Company or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. From time to time, the Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.

     Performance may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                                   NOTES

INVESTMENT ADVISORS
Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28228-0630
  Evergreen U.S. Government Fund

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
  Evergreen Strategic Income Fund
  Evergreen High Yield Bond Fund
  Evergreen Diversified Bond Fund

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02106-
2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

37277_____________________________________________________________541292RV2

                          EVERGREEN FIXED INCOME TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN FIXED INCOME TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                         EVERGREEN LONG-TERM BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                September 1, 1998

               Evergreen U.S. Government Fund ("U.S. Government")
                  Evergreen Strategic Income Fund ("Strategic")
                  Evergreen High Yield Bond Fund ("High Yield")
                 Evergreen Diversified Bond Fund ("Diversified")
                     (Each a "Fund"; together, the "Funds")

                 Each Fund is a series of an open-end management
                   investment company known as Evergreen Fixed
                           Income Trust (the "Trust").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with a prospectus dated September 1, 1998. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of each Fund. You may obtain either of these prospectuses from Evergreen Distributor, Inc.






                                                       24488

                                TABLE OF CONTENTS


INVESTMENT POLICIES................................................ ...........3
         Fundamental Investment Policies.......................................3
         Additional Information on Securities and Investment Practices.........5
MANAGEMENT OF THE TRUST.......................................................12
PRINCIPAL HOLDERS OF FUND SHARES..............................................15
INVESTMENT ADVISORY AND OTHER SERVICES........................................19
         Investment Advisors..................................................19
         Investment Advisory Agreements.......................................19
         Distributor..........................................................20
         Distribution Plans and Agreements....................................20
         Additional Service Providers ........................................22
BROKERAGE.....................................................................23
           Selection of Brokers ..............................................23
         Brokerage Commissions................................................23
         General Brokerage Policies...........................................23
TRUST ORGANIZATION............................................................23
         Form of Organization.................................................23
         Description of Shares ...............................................24
         Voting Rights........................................................24
         Limitation of Trustees' Liability....................................24
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................24
         How the Funds Offer Shares to the Public.............................24
           Contingent Deferred Sales Charge...................................25
         Sales Charge Waivers or Reductions...................................26
         Exchanges............................................................28
         Calculation of Net Asset Value Per Share ("NAV").....................28
         Valuation of Portfolio Securities....................................28
         Shareholder Services.................................................29
PRINCIPAL UNDERWRITER.........................................................29
ADDITIONAL TAX INFORMATION....................................................30
          Requirements for Qualification as a Regulated Investment Company....30
          Taxes on Distributions..............................................30
          Taxes on the Sale or Exchange of Fund Shares........................31
          Other Tax Considerations............................................33
FINANCIAL INFORMATION.........................................................33
ADDITIONAL INFORMATION........................................................36
APPENDIX A...................................................................A-1


                                                       24488
                                                         2

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing the a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.





                                                       24488
                                                         3

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clarification of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and or financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days.

A Fund may pay reasonable fees in connection with such loans.

24304
                                                         4

         Although voting rights attendant to securities lent pass to the borrower, a Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. A Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. Each Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and  instrumentalities   may   not receive
financial support from the U.S. government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooper-atives, Farm Credit Banks and Banks for Cooperatives;

             (ii)    Farmers Home Administration;

             (iii)   Federal Home Loan Banks;

             (iv)    Federal Home Loan Mortgage Corporation;

             (v)     Federal National Mortgage Association; and

             (vi)    Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA")

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market

24304
                                                         5
fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Limited Partnerships (Strategic, High Yield and Diversified)

         Each Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed-delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to

24304
                                                         6
maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

         As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

24304
                                                         7

Options

         The Funds may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price and rate of return for securities the Fund intends to purchase.

         Each Fund may purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market

24304
                                                         8
will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying a Fund's futures position and the securities held by or to be purchased for a Fund. Each Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Funds will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.


24304
                                                         9

Foreign Securities (Strategic, High Yield and Diversified)

         Each Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions (Strategic, High Yield and Diversified)

         As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although each Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High-Yield Bonds (Strategic, High Yield and Diversified)

         Each Fund may invest in high-yield, high-risk bonds. While investment in high-yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high-yield bonds:

         (1) High-yield bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Rating Services ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

         (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

         (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) the Fund's ability to dispose of particular issues and (3) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         (6) Zero-coupon bonds and PIKs involve additional special considerations. For example, zero-coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Each Fund may invest in securities rated as low as D by S&P or C- by Moody's. Such securities may have defaulted on payments of principal and/or interest at the time of investment. (Rating categories are described in the Appendix.) A Fund will invest in debt so rated only when the investment advisor believes the issuer's financial condition will improve through reorganization or other measures. Each Fund may also invest in high-yield, high-risk securities which are unrated or rated under a different system if a Fund's investment advisor believes they are comparable to high-yield securities in which each Fund may otherwise invest.

         The investment advisor considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

        Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years.
Unless  otherwise  indicated,  the address  for each  Trustee and officer is 200
Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex.


Name                Position with Trust    Principal Occupations for Last Five Years
------------------  ---------------------    --------------------------------------
Laurence B. Ashkin        Trustee            Real estate developer and construction consultant;
(DOB: 2/2/28)                                and President of Centrum Equities and Centrum
                                             Properties, Inc.



                                                        12




Name                     Position with Trust     Principal Occupations for Last Five Years
---------------------    -------------------  -------------------------------------------------------------
Charles A. Austin III    Trustee              Investment Counselor to Appleton
(DOB: 10/23/34)                               Partners, Inc.; former Director, Executive
                                              Treasurer, State Street Research
                                              Vice President and Management Company (investment
                                              advice); Director, The Andover
                                              Companies (Insurance); and Trustee,
                                              Arthritis Foundation of New England.

K. Dun Gifford           Trustee              Trustee, Treasurer and Chairman of
(DOB: 10/12/38)                               the Finance Committee, Cambridge
                                              College; Chairman Emeritus and Director,
                                              American Institute of Food and Wine; Chairman and
                                              President, Oldways Preservation and
                                              Exchange Trust (education); former Chairman of
                                              the Board, Director, and Executive Vice
                                              President, The London Harness Company;
                                              former Managing Partner, Roscommon Capital Corp.;
                                              former Chief Executive Officer, Gifford
                                              Gifts of Fine  Foods; and former Chair man,
                                              Gifford, Drescher & Associates (environmental
                                              consulting)

James S. Howell          Chairman of the      Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)           Board of Trustees    the Carolinas; and former Vice President of Lance Inc.
                                              (food manufacturing).

Leroy Keith, Jr.         Trustee              Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                Carson Products Company; Director of Phoenix Total
                                              Return Fund and Equifax, Inc.; Trustee of  Phoenix
                                              Series Fund,  Phoenix Multi-Portfolio Fund, and
                                              The Phoenix Big Edge Series Fund; and
                                              former President, Morehouse College.

Gerald M. McDonnell      Trustee              Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                producer).

Thomas L. McVerry        Trustee              Former Vice President and Director of Rexham
(DOB: 8/2/39)                                 Corporation; and former Director of Carolina
                                              Cooperative Federal Credit Union.

William Walt Pettit      Trustee              Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)
David M. Richardson      Trustee              Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                International, Inc. (executive recruitment); former
                                              Senior Vice President, Boyden International Inc.
                                              (executive recruitment); and Director, Commerce and
                                              Industry Association of New Jersey, 411
                                              International, Inc., and J&M Cumming Paper Co.
Russell A. Salton, III MD Trustee             Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                 Services; former Managed Health Care Consultant;
                                              and former President, Primary Physician Care.



                                                13




Name                     Position with Trust       Principal Occupations for Last Five Years
------------------------ ------------------------- -----------------------------------------------------------------
Michael S. Scofield      Trustee              Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)
Richard J. Shima         Trustee              Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                (insurance agency); Executive Consultant, Drake
                                              Beam Morin, Inc. (executive outplacement);
                                              Director of Connecticut Natural Gas Corporation,
                                              Hartford Hospital, Old State House Association,
                                              Middlesex Insurance Company and Enhance Financial Services, Inc.;
                                              Chairman, Board of Trustees, Hartford
                                              Graduate Center; Trustee, Greater Hartford YMCA;
                                              former Director, Vice Chairman and Chief
                                              Investment Officer, The Travelers
                                              Corporation; former Trustee,
                                              Kingswood-Oxford School; and former Managing Director and
                                              Consultant, Russell Miller, Inc.
William J. Tomko*        President and        Senior Vice President and Operations Executive,
(DOB: 8/30/58)           Treasurer            BISYS Fund Services.
Nimish S. Bhatt*         Vice President and   Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)            Assistant Treasurer  Assistant Vice President, Evergreen Asset
                                              Management Corp./First Union National Bank; former
                                              Senior Tax Consulting/Acting Manager, Investment
                                              Companies Group, Price Waterhouse LLP,
                                              New York.

Bryan Haft*              Vice President       Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                Services.
D'Ray Moore*             Secretary            Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


Trustee Compensation

          Listed  below  is  the   estimated   Trustee   compensation   for  the
twelve-month period ended April 30, 1998.



                               COMPENSATION TABLE


                                        Pension Or
                                           Retirement
                             Aggregate        Benefits                                  Total Compensation
                             Compensation     Accrued As Part    Estimated Annual       From Registrant And
                             From             Of Fund            Benefits Upon          Fund Complex Paid To
Name Of Person               Registrant       Expenses           Retirement             Directors
Laurence B. Ashkin           $5,624           $0                 $0                       $69.535
Charles A. Austin            $5,808           $0                 $0                       $50,009(a)
Foster Bam*                  $4,327           $0                 $0                       $51,611
K. Dun Gifford               $5,450           $0                 $0                       $47,105
James S. Howell              $7,652           $0                 $0                       $103,376(c)
Robert J. Jeffries*          $620             $0                 $0                       $19,576
Leroy Keith Jr.              $5,675           $0                 $0                       $48,586
Gerald M. McDonnell          $7,228           $0                 $0                       $87,564(f)
Thomas L. McVerry            $7,007           $0                 $0                       $90,660(b)
William Walt Pettit          $6,494           $0                 $0                       $79,468(e)
David M. Richardson          $5,755           $0                 $0                       $48,970
Russell A. Salton, III       $6,660           $0                 $0                       $88,126(d)
Michael S. Scofield          $7,120           $0                 $0                       $90,889(g)
Richard J. Shima             $5,957           $0                 $0                       $65,174

(a) $4,950 of this amount payable in later years as deferred  compensation.
(b) $102,325 of this amount  payable in later  years as deferred  compensation.
(c) $84,019 of this  amount  payable in later years as  deferred  compensation.
(d) $97,425 of this  amount  payable in later years as  deferred  compensation.
(e) $88,750 of this  amount  payable in later years as  deferred  compensation.
(f) $97,400 of this  amount  payable in later years as  deferred  compensation.
(g) $34,900 of this amount payable in later years as deferred compensation.
* Former Trustee, retired as of December 31, 1997.



                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of August 1, 1998.


U.S. Government - Class A

MLPF&S For the Sole Benefit of Its         8.196%
Customers
Attn: Fund Administration #97H24
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

U.S. Government - Class B

None

U.S. Government - Class C

MLPF&S For the Sole Benefit of Its         26.517%
Customers
Attn: Fund Administration #97H43
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484
Patterson & Co                             10.406%
C/O Corestates Bank NA
P.O. Box 7829
Philadelphia, PA 19101-7829
FUBS & Co FEBO                             5.255%
Local 1804 1 ILA Federal
Credit Union
5080 McLester Street
Elizabeth, NJ 07207

U.S. Government - Class Y

First Union National Bank                  36.798%
Trust Accounts
Attn Ginny Batten
11th Fl CMG-151
301 S Tryon St
Charlotte, NC 28288
Wachovia Bank of Georgia                   26.371%
Directed TTEE for First Union Corp
Non-Qualified Retirement Plan
U/A DTD 8/31/94 Investment Act
301 N Main St MC-NC 31051
Winston-Salem, NC 27101-3819
First Union National Bank                  13.031%
Trust Accounts
Attn Ginny Batten
11th Fl CMG-151
301 S Tryon St
Charlotte, NC 28288
Wachovia Bank of Georgia TTEE              9.839%
First Union Corp Retirement Trust
For Non Employee Directors
10/24/94
301 N Main St MC-NC 31051
Winston-Salem, NC 27101-3819
Patterson & Co                             7.456%
PNB Personal Trust Acctg
P.O. Box 7829
Philadelphia, PA 19101-7829

Strategic - Class A
None

Strategic - Class B

MLPF&S For the Sole Benefit of Its         10.910%
Customers
Attn: Fund Administration #97A19
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

Strategic - Class C

MLPF&S For the Sole Benefit of Its         26.013%
Customers
Attn: Fund Administration #97A20
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

Strategic - Class Y

First Union National Bank                  50.168%
Cash Account
Attn Trust Operation Fund Group
401 South Tryon St 3rd Fl
Charlotte, NC 28202-1911
First Union National Bank                  47.553%
Re-invest Account
Attn Trust Operations Fund Group
401 South Tryon St 3rd Fl
Charlotte, NC 28202-1911

High Yield - Class A

MLPF&S For the Sole Benefit of Its         7.538%
Customers
Attn: Fund Administration #97TW1
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

High Yield - Class B

MLPF&S For the Sole Benefit of Its         24.485%
Customers
Attn: Fund Administration #98296
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

High Yield - Class C

MLPF&S For the Sole Benefit of Its         38.238%
Customers
Attn: Fund Administration #97TW2
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484
State Street Bk and Tr Co Cust Ira         12.880%
FBO
Eric J. Falken
P.O. Box 1090
Clinton, WA 98236-1090

Emily V. Maddux Tr                         6.439%
FBO Phyllis L Monesmith et al
U/D/T DTD 5/30/90
6785 Old Easton Rd
Pipersville, PA 18947-9762
Susan T Fox TTE                            6.194%
Susan T Fox Trust
U/A DTD 11/2/95
10 F Street
San Rafael, CA 94901-2719

High Yield - Class Y

First Union National Bank/EB/INT           73.295%
Reinvest Account
Att Trust Operations Fund Group
401 S Tryon St 3rd Fl CMG 1151
Charlotte, NC 28202-1911
First Union National Bank/EB/INT           26.455%
Cash Account
Att Trust Operations Fund Group
401 S Tryon St 3rd Fl CMG 1151
Charlotte, NC 28202-1911

Diversified - Class A

MLPF&S For the Sole Benefit of Its         10.563%
Customers
Attn: Fund Administration #97TU7
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

Diversified - Class B

MLPF&S For the Sole Benefit of Its         19.413%
Customers
Attn: Fund Administration #98295
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484

Diversified - Class C

NFSC FEBO # OKA-068993                     36.439%
Edwin D Fortini TTEE
Edwin D Fortini Rev Living Tr
U/A 1/6/93
85 Elm St
Stoneham, MA 02180
First Union Brokerage Services             16.405%
Richard B Yules MD And
Lila S Yules JTWROS
A/C 8944-5409
120 S E 5th Ave #223
Boca Raton, FL 33432

Donaldson Lufkin Jenrette                  10.952%
Securities Corporation Inc
P.O. Box 2052
Jersey City, NJ 07303-9998
Donaldson Lufkin Jenrette                  9.606%
Securities Corporation Inc
P.O. Box 2052
Jersey City, NJ 07303-9998
MLPF&S For the Sole Benefit of Its         8.039%
Customers
Attn: Fund Administration #97TU8
4800 Deer Lake Dr E 2nd Fl
Jacksonville, FL 32246-6484
Donaldson Lufkin Jenrette                  7.631%
Securities Corporation Inc
P.O. Box 2052
Jersey City, NJ 07303-9998

Diversified - Class Y
None


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

         The investment advisor to each Fund is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The investment advisor to U.S. Government is the Capital Management Group of First Union National Bank ("FUNB"), located at 201 South College Street, Charlotte, North Carolina 28288- 0630. The investment advisor is entitled to receive from the Fund an annual fee equal to 0.50% of the Fund's average daily net assets.

         The investment advisor to Strategic, High Yield and Diversified is Keystone Investment Management Company ("Keystone"). The investment advisor is entitled to receive from each Fund an annual fee equal to 2.0% of each Fund's gross dividend and interest income plus 0.50% of the aggregate net asset value of each Fund's shares, as follows: 0.50% of the first million dollars, plus 0.45% of the next million, plus 0.40% of the next million, plus 0.35% of the next million, plus 0.30% of the next million, plus 0.25% of amounts over five million dollars, all computed as of the close of business each day and payable monthly.

INVESTMENT ADVISORY AGREEMENTS

        On behalf of each if its Funds, the Trust has entered into an investment advisory agreement with the investment advisor (the "Advisory Agreements"). Under the Advisory Agreements, and subject to the supervision of the Trust's

Board of Trustees, the investment advisor furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to,
(1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees of the Trust (Trustees who are not interested persons of a Fund, as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan (defined below) (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the SEC or under state or other securities laws; (11)expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment advisor. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

         Evergreen  Distributor,  Inc. (the  "Distributor")  markets  the  Funds
through  broker-dealers  and other financial representatives.   Its  address  is
125 W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A and Class B shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A , Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares, as applicable.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of a Fund.

           In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to U.S. Government, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor, as follows: 0.050% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

Transfer Agent

        Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the annual financial statements of each Fund.

Custodian

        State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O.
Box 9021, Boston, Massachusetts 02110.

Legal Counsel

        Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

                                    BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each Advisor seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor primarily will look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an Advisor do not replace, but supplement, the services an Advisor is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Lieber & Company, an affiliate of Evergreen Asset, and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions for Evergreen and Micro effected on those exchanges.

SIMULTANEOUS TRANSACTIONS

         Each Advisor makes investment decisions for a Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. In order to take advantage of the availablility of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

        Each Fund is a series of an open-end management investment company, known as "Evergreen Fixed Income Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

     After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

        With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

Class B Shares

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIMING                                             CDSC RATE

         Month of purchase and the first twelve-month
                  period following the month of purchase...................5.00%
         Second twelve-month period following the month of purchase........4.00%
         Third twelve-month period following the month of purchase.........3.00%
         Fourth twelve-month period following the month of purchase........3.00%
         Fifth twelve-month period following the month of purchase.........2.00%
         Sixth twelve-month period following the month of purchase.........1.00%
         Thereafter........................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12 months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian Investment Company ("Meridian") or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by NASD, paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

        You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to master accounts of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on a national securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in 60 days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than 60 days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT
COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RICs") under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securitie s or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs). By so qualifying, a Fund is not subject to federal income tax if it timely dis-tributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Each Fund anticipates that its dividends will not qualify for the 70% dividends-received deduction for corporations. Each Fund will inform shareholders of any amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         Each shareholder should consult his or her own tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his or her U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his or her gross income, if that should be to his or her advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he or she would have received if he or she had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                              FINANCIAL INFORMATION

Expenses

         The tables below show the total dollar amounts paid by each Fund for services rendered during the fiscal years or periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal

23375
                                                        32

Underwriter" and "Purchase, Redemption and Pricing of Shares."



1998 Fund Expenses
                                                                                               Total             Underwriting
                                             Class A        Class B           Class C          Underwriting      Commissions
Fund                     Advisory  Fees      12b-1 Fees     12b-1 Fees        12b-1 Fees       Commissions       Retained
======================== =================== ============== ================  ================ ================  ================
U.S. Government (1)      $1,601,407          $81,637        $1,416,250        $47,584          $266,278          $5,752
Strategic (2)            $1,406,494          $204,306       $1,158,148        $224,953         $970,715          $39,544
High Yield (3)           $2,300,383          $297,165       $2,788,933        $1,649           $272,412          $4,722
------------------------ ------------------- --------------                                    ----------------  ----------------
Diversified (4)          $1,847,478          $355,868       $1,934,807        $4               $243,811          $2,432
======================== =================== ============== ================  ================ ================  ================

(1) Year ended 4/30/98
(2) Year ended 4/30/98
(3) Nine months ended 4/30/98 (4) Eight months ended 4/30/98



1997 Fund Expenses
                                                                                               Total             Underwriting
                                             Class A        Class B           Class C          Underwriting      Commissions
Fund                     Advisory  Fees      12b-1 Fees     12b-1 Fees        12b-1 Fees       Commissions       Retained
======================== =================== ============== ================  ================ ================  ================
U.S. Government (1)      $1,258,319          $39,780        $1,300,696        $5,986           $32,391           $32,391
Strategic (2)            $1,017,082          $112,916       $885,405          $215,351         $133,622          $9,140
High Yield (3)           $3,259,222                --       $5,686,181*              --        $4,909,107        $4,122,547
------------------------ ------------------- --------------                                    ----------------  ----------------
Diversified (4)          $2,835,152                 --      $5,106,010*                --      $612,244          $3,159
======================== =================== ============== ================  ================ ================  ================

(1) Ten months  ended  4/30/97  (2) Nine  months  ended  4/30/97  (3) Year ended
7/31/97 (4) Year ended 8/31/97
*Not multiple class during this period; amount reflects all 12b-1 fees.


1996 Fund Expenses
                                                                                               Total             Underwriting
                                            Class A         Class B           Class C          Underwriting      Commissions
Fund                 Advisory   Fees    12b-1 Fees      12b-1 Fees        12b-1 Fees       Commissions       Retained
=================== ========== ======== =============== ================  ================ ================  ================
U.S. Government (1)  $1,507,281         $53,238         $1,374,856        $3,646           $159,666          $16,558
Strategic (2)        $1,663,669         $181,536        $1,399,711        $390,758         $123,058          $10,574
High Yield (2)       $3,788,171                --       $6,747,276*               --       $6,747,276        $3,208,491
Diversified (3)      $3,481,728                --       $6,610,025*               --       $5,596,658        $4,615,371
=================== ================== =============== ================  ================ ================  ================

(1) Year ended 6/30/96 (2) Year ended 7/31/96 (3) Year ended 8/31/96
*Not multiple class during this period; amount reflects all 12b-1 fees.


23375
                                                        33




Brokerage Commissions Paid

     Below are brokerage commissions paid by each Fund for the last three fiscal years or periods.


Fund                           1998                1997               1996
======================  =================== =================== ================
U.S. Government                0 (6)             $6,838(1)            0 (2)
Strategic                      0 (6)             $2,864(3)         $35,599 (4)
High Yield                  $1,046 (7)           $3,488(4)        $275,207 (4)
----------------------  ------------------- ------------------- ----------------
Diversified                    0 (8)               0 (5)              0 (5)
======================  =================== =================== ================

(1)     Ten months ended 4/30/97
(2)     Year ended 6/30/96
(3)     Nine months ended 4/30/97
(4)     Year ended 7/31 of each year
(5)     Year ended 8/31 of each year
(6)     Year ended 4/30/98
(7)     Nine months ended 4/30/98
(8)     Eight months ended 4/30/98


PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The annual total returns for each Fund (including applicable sales charges) as of April 30, 1998 are as follows:


                                           Ten Years or
                                               Since    Inception
                    One Year   Five Years    Inception    Date
------------------ -----------  ------------  ---------  ------------
U.S. Government
    Class A           4.56%       4.91%        5.31%    1/11/93
    Class B           3.96%       4.91%        5.43%    1/11/93
    Class C           7.96%        --          6.94%     9/2/94
    Class Y           10.05%       --          5.89%     9/2/93


23375
                                                        34

                                             Ten Years or
                                               Since      Inception
                     One Year    Five Years   Inception     Date
------------------ -----------  ------------  ---------  ------------
Strategic
   Class A            7.82%        6.97%       7.95%      4/14/87
   Class B            7.47%        7.00%       8.27%       2/1/93
   Class C           11.48%        7.28%       8.38%       2/1/93
   Class Y           13.46%          --        7.80%      1/13/97
------------------ -----------  ------------  ---------  ------------
High Yield
    Class A            --            --        (2.30%)*    1/20/98
    Class B          12.02%        7.42%        7.57%      9/11/35
    Class C            --            --         1.35%*     1/22/98
    Class Y            --            --        (0.27%)*    4/14/98
-------------------------------- ----------- ------------ ---------
Diversified
    Class A             --            --        3.94%)*     1/20/98
    Class B            7.78%         6.34%      7.61%       9/11/35
    Class C             --            --       (1.59%)*      4/7/98
    Class Y             --            --        0.80%*      2/11/98
================================ =========== ============ =========
* Cumulative total return


Yield

       From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                              YIELD = 2[(a-b+1)6-1]
                                       cd

Where a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period


23375
                                                        35

         Below are each Fund's yields for the 30-day period ended April 30, 1998:


Fund                      Class A        Class B      Class C        Class Y
========================= =============  ============ =============  ===========
U.S.Government                5.01%         4.51%         4.51%           5.52%
Strategic                     6.18%         5.42%         5.42%           6.45%
High Yield                    6.83%         6.42%         6.41%            --
Diversified                   5.92%         5.46%          --             6.46%
========================= =============  ============ =============  ===========

       Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported n a Fund's financial statements.

       Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's investment portfolio, portfolio maturity, operating expenses and market conditions.

        It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

       In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent 12 months. This total return information is computed as described under "Total Return" above except that no annualization is made.

Financial Statements

       The audited financial statements and the Independent Auditor's Reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


                             ADDITIONAL INFORMATION

     Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its 24488
                                                        36
prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesperson or other person is authorized to give any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectuses and SAI omit certain information contained in the Trust's Registration Statement, which you may obtain for a fee from the SEC in Washington, D.C.



22987
                                                        37

                                   APPENDIX A

                          S&P AND MOODY'S BOND RATINGS

S&P Corporate Bond Ratings

         An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

S&P bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         c. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         d. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


22987
                                                        A-1

         e. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in defauolt or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

22987
                                                        A-2

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.


                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch IBCA, Inc., or will be determined by a Fund's investment advisor to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:


22987
                                                        A-3

          1)   leading market positions in well-established industries;

          2)   high rates of return on funds employed;

          3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

          4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

          5) well established access to a range of financial markets and as-sured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.


22987
                                                        A-4

                          EVERGREEN FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

     Financial Highlights for:

EVERGREEN U.S. GOVERNMENT FUND -        For the year ended April 30, 1998; for the ten-month period ended April 30, 1997; for the
Class A                                 year ended ended June 30, 1996; for the six-month period ended June 30, 1995; for the year ended December 31, 1994; and for the period from January 11, 1993 (Commencement of
                                        Class Operations) to December 31, 1993.

EVERGREEN U.S. GOVERNMENT FUND -        For the year ended April 30, 1998; for the ten-month period ended April 30, 1997; for the
Class B                                 year ended ended June 30,1996; for the six-month period ended June 30, 1995; for the year ended December 31, 1994; and for the period from January 11, 1993 (Commencement of
                                        Class Operations) to December 31, 1993.

EVERGREEN U.S. GOVERNMENT FUND -        For the year ended April 30, 1998; for the ten-month period ended April 30, 1997; for the
Class C                                 year ended ended June 30, 1996; for the six-month period ended June 30, 1995; and for the period from September 2, 1994 (Commencement of Class Operations) to December 31, 1994.

EVERGREEN U.S. GOVERNMENT FUND -        For the year ended April 30, 1998; for the ten-month period ended April 30, 1997; for the
Class Y                                 year ended ended June 30, 1996; for the six-month period ended June 30, 1995; for the year ended December 31, 1994; and for the period from September 2, 1993 (Commencement of
                                        Class Operations) to December 31, 1993.

EVERGREEN STRATEGIC INCOME FUND -       For the year ended April 30, 1998; for the nine-month period ended April 30, 1997; and for
Class A                                 each of the years in the nine-year period ended July 31, 1996.

EVERGREEN STRATEGIC INCOME FUND -       For the year ended April 30, 1998; for the nine-month period ended April 30, 1997; for each
Class B                                 of the years in the three-year period ended July 31, 1996; and for the period from
                                        February 1, 1993 (Commencement of Class Operations) to July 31, 1993.

EVERGREEN STRATEGIC INCOME FUND -       For the year ended April 30, 1998; for the nine-month period ended April 30, 1997; for each
Class C                                 of the years in the three-year period ended July 31, 1996; and for  the period from
                                        February 1, 1993 (Commencement of Class Operations) to July 31, 1993.

EVERGREEN STRATEGIC INCOME FUND -       For the year ended April 30, 1998; and for the period from January 13, 1997 (Commencement
Class Y                                 of Class Operations) to April 30, 1997.

EVERGREEN HIGH YIELD BOND FUND -        For the period from January 20, 1998 (Commencement of Class Operations) to April 30, 1998.
Class A

EVERGREEN HIGH YIELD BOND FUND -        For the nine-month period ended April 30, 1998; for each of the years in the ten-year period
Class B                                 ended July 31, 1997.

EVERGREEN HIGH YIELD BOND FUND -        For the period from January 22, 1998 (Commencement of Class Operations) to April 30, 1998.
Class C

EVERGREEN HIGH YIELD BOND FUND -        For the period from April 14, 1998 (Commencement of Class Operations) to April 30, 1998.
Class Y

EVERGREEN DIVERSIFIED BOND FUND -       For the period from January 20, 1998 (Commencement of Class Operations) to April 30, 1998.
Class A

EVERGREEN DIVERSIFIED BOND FUND -       For the eight-month period ended April 30, 1998; for each of the years in the ten-year
Class B                                 period ended August 31, 1997.

EVERGREEN DIVERSIFIED BOND FUND -       For the period from April 7, 1998 (Commencement of Class Operations) to April 30, 1998.
Class C

EVERGREEN DIVERSIFIED BOND FUND -       For the period from February 11, 1998 (Commencement of Class Operations) to April 30, 1998.
Class Y


         The financial statements listed below are incorporated by reference into Part B of this Amendment to the Registration Statement:

         Financial Highlights for Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen High Yield Bond Fund and Evergreen Diversified Bond Fund for the years and periods indicated in Part A:

     Schedule of Investments of Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen High Yield Bond Fund and Evergreen Diversified Bond Fund as of April 30, 1998.

     Statement of Assets and Liabilities of Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen High Yield Bond Fund and Evergreen Diversified Bond Fund as of April 30, 1998.

     Statement of Operations of Evergreen U.S. Government Fund and Evergreen Strategic Income Fund for the year ended April 30, 1998, Evergreen High Yield Bond Fund for the nine months ended April 30, 1998 and the year ended July 31, 1997, and Evergreen Diversified Bond Fund for the eight months ended April 30, 1998 and the year ended August 31, 1997.

     Statement of Changes in Net Assets of Evergreen U.S. Government Fund for the year ended April 30, 1998, the ten months ended April 30, 1997 and the year ended June 30, 1996, Evergreen Strategic Income Fund for the year ended April 30, 1998, the nine months ended April 30, 1997 and the year ended July 31, 1996, Evergreen High Yield Bond Fund for nine months ended April 30, 1998 and each of the years in the two-year period ended July 31, 1997, and Evergreen Diversified Bond Fund for the eight months ended April 30, 1998 and each of the years in the two-year period ended August 31, 1997.

     Combined Notes to Financial Statements of Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen High Yield Bond Fund and Evergreen Diversified Bond Fund as of April 30, 1998.

     Independent Auditors' Report of Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen High Yield Bond Fund and Evergreen Diversified Bond Fund dated May 29, 1998.

         The information required by this item for Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Government Securities Fund, and Evergreen Short Intermediate Bond Fund is contained in Registration Statement No. 333-37433/811-07246 filed on December 12, 1997.

         The information required by this item for Evergreen Intermediate Term Bond Fund are contained in Registration Statement No. 333-37433/811-07246 filed on November 10, 1997.

Item 24(b).    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Investment Advisory and Management
          Agreement between the Registrant and First
          Union National Bank

5(b)      Investment Advisory and Management
          Agreement between the Registrant and Keystone
          Investment Management Company

6(a)      Class A and Class C Principal Underwriting
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

6(b) Class B Principal Underwriting Agreement between the Registrant and Evergreen Investment
          Services, Inc. (B-1)

6(c) Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (B-2)

6(d) Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (Evergreen/KCF)

6(e) Class Y Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

6(f)      Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

8 Custodian Agreement between the Registrant and State Street Bank and Trust Company


9(a)      Administration Agreement between Evergreen
          Investment Services, Inc. and the Registrant


9(b)      Transfer Agent Agreement between the
          Registrant and Evergreen Service Company


10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997
11        Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     12b-1 Distribution Plan for Class A



15(b)     12b-1 Distribution Plan for Class B
          (KAF B-1)


15(c)     12b-1 Distribution Plan for Class B
          (KAF B-2)


15(d)     12b-1 Distribution Plan for Class B
          (KCF/Evergreen)


15(e)     12b-1 Distribution Plan for Class C



16        Performance Calculations

17        FDS

18        Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

19        Powers of Attorney



Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of July 31, 1998)


Evergreen U.S. Government Fund
     Class A                                 1,867
     Class B                                 5,272
     Class C                                   216
     Class Y                                    83

Evergreen Strategic Income Fund
     Class A                                11,272
     Class B                                 6,425
     Class C                                   896
     Class Y                                     8

Evergreen Diversified Bond Fund
     Class A                                24,923
     Class B                                 4,351
     Class C                                     9
     Class Y                                     1

Evergreen High Yield Bond Fund
     Class A                                28,109
     Class B                                 4,144
     Class C                                    30
     Class Y                                     3


Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisor are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 31st day of August, 1998.

                                         EVERGREEN FIXED INCOME TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of August, 1998.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
5(a)           Investment Advisory and Management Agreement

5(b)           Investment Advisory and Management Agreement

6(a)           Principal Underwriting Agreement - Class A and C Shares

6(b)           Principal Underwriting Agreement - Class B Shares

6(c)           Principal Underwriting Agreement - Class Y Shares

8              Custodian Agreement

9(a)           Administrative Services Agreement

11             Consent of KPMG Peat Marwick LLP

15(a)          12b-1 Distribution Plan for Class A

15(b)          12b-1 Distribution Plan for Class B-1

15(c)          12b-1 Distribution Plan for Class B-2

15(d)          12b-1 Distribution Plan for Class B

15(e)          12b-1 Distribution Plan for Class C

16             Fund Performance

17             Financial Data Schedules

19             Powers of Attorney